As filed with the Securities and Exchange Commission
                          on June 27, 1997
                          Registration Nos. 333-15205
                          811-07897

                                      SECURITIES AND EXCHANGE COMMISSION
                                            Washington, D.C.  20549

                                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   [X]

                                      Pre-Effective Amendment No. ___    [   ]

                                       Post-Effective Amendment No.   1   [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           [X]

                                            Amendment No.   2             [X]

                                       (Check appropriate box or boxes)

                                     The Munder Framlington Funds Trust
                             (Exact Name of Registrant as Specified in Charter)

                               480 Pierce Street, Birmingham, Michigan  48009
                            (Address of Principal Executive Offices)  (Zip code)

                                Registrant's Telephone Number:  (810) 647-9200

                                              Julie A. Tedesco, Esq.
                                   First Data Investor Services Group, Inc.
                                         One Exchange Place, 8th Floor
                                          Boston, Massachusetts 02109
                                    (Name and Address of Agent for Service)

                                                  Copies to:

Lisa Anne Rosen, Esq.                        Paul F. Roye, Esq.
Munder Capital Management                    Dechert Price & Rhoads
480 Pierce Street                            1500 K Street, N.W., Suite 500
Birmingham, Michigan 48009                   Washington, D.C. 20005

         [X] It is proposed that this filing will become effective June 27, 1997 pursuant to Paragraph (b) of Rule 485.

         Registrant elects to register an indefinite number of shares of common stock under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant intends to file the notice required by Rule 24f-2 with respect to its fiscal year ending June 30, 1997 on or before August 29, 1997.

                                      The Munder Framlington Funds Trust

                                             CROSS-REFERENCE SHEET

                                            Pursuant to Rule 495(a)

                              Prospectus for The Munder Framlington Funds Trust
                                          (Class A, B and C Shares)

                                                    PART A
                                                    ------

         Item                                                                   Heading
         ----                                                                   -------


1.       Cover Page                                                             Cover Page

2.       Synopsis                                                               Prospectus Summary; Expense Table

    3.   Condensed Financial Information                                        Financial Highlights

4.       General Description of Registrant                                      Cover Page; Prospectus
                                                                                Summary; Investment Objective
                                                                                and Policies; Description of
                                                                                Shares

5.       Management of the Fund                                                 Management; Investment
                                                                                Objective and Policies;
                                                                                Dividends and Distributions;
                                                                                Performance

6.       Capital Stock and Other Securities                                     Management; How to Purchase
                                                                                Shares; How to Redeem Shares;
                                                                                Dividends and Distributions;
                                                                                Taxes; Description of Shares

7.       Purchase of Securities Being Offered                                   How to Purchase Shares; Net
                                                                                Asset Value

8.       Redemption or Repurchase                                      How to Redeem Shares

9.       Pending Legal Proceedings                                     Not Applicable


                                      The Munder Framlington Funds Trust

                                             CROSS-REFERENCE SHEET

                                            Pursuant to Rule 495(a)

                              Prospectus for The Munder Framlington Funds Trust
                                               (Class K Shares)

                                                    PART A
                                                    ------

         Item                                                                   Heading
         ----                                                                   -------

1.       Cover Page                                                             Cover Page

2.       Synopsis                                                      Expense Table

    3.   Condensed Financial Information                                        Financial Highlights

4.       General Description of Registrant                                      Cover Page; Investment
                                                                                Objective and Policies;
                                                                                Description of Shares

5.       Management of the Fund                                                 Management; Investment
                                                                                Objective and Policies;
                                                                                Dividends and Distributions;
                                                                                Performance

6.       Capital Stock and Other Securities                                     Management; Purchases and
                                                                                Redemptions of  Shares;
                                                                                Dividends and Distributions;
                                                                                Taxes; Description of Shares

7.       Purchase of Securities Being Offered                                   Purchases and Redemptions of
                                                                                Shares; Net Asset Value

8.       Redemption or Repurchase                                      Purchases and Redemptions of Shares

9.       Pending Legal Proceedings                                     Not Applicable



                                      The Munder Framlington Funds Trust

                                             CROSS-REFERENCE SHEET

                                            Pursuant to Rule 495(a)

                              Prospectus for The Munder Framlington Funds Trust
                                               (Class Y Shares)

                                                    PART A
                                                    ------

         Item                                                                   Heading
         ----                                                                   -------

1.       Cover Page                                                             Cover Page

2.       Synopsis                                                      Expense Table

    3.   Condensed Financial Information                                        Financial Highlights

4.       General Description of Registrant                                      Cover Page; Investment
                                                                                Objective and Policies;
                                                                                Description of Shares

5.       Management of the Fund                                                 Management; Investment
                                                                                Objective and Policies;
                                                                                Dividends and Distributions;
                                                                                Performance

6.       Capital Stock and Other Securities                                     Management; Purchases and
                                                                                Redemptions of  Shares;
                                                                                Dividends and Distributions;
                                                                                Taxes; Description of Shares

7.       Purchase of Securities Being Offered                                   Purchases and Redemptions of
                                                                                Shares; Net Asset Value

8.       Redemption or Repurchase                                      Purchases and Redemptions of Shares

9.       Pending Legal Proceedings                                     Not Applicable




                                                    PART B
                                                    ------

10.      Cover Page                                                             Cover Page

11.      Table of Contents                                             Table of Contents

12.      General Information and History                                        See Prospectus --
                                                                                "Management;" General;
                                                                                Directors and Officers

13.      Investment Objectives and Policies                                     Fund Investments; Additional
                                                                                Investment Limitations;
                                                                                Portfolio Transactions

14.      Management of the Fund                                                 See Prospectus --
                                                                                "Management;" Directors and
                                                                                Officers; Miscellaneous

15.      Control Persons and Principal                                          See Prospectus --
                  Holders of Securities                                         "Management;" Miscellaneous

16.      Investment Advisory and Other                                          Investment Advisory
                  Services                                                      Services and Other Service
                                                                                Arrangements; See Prospectus
                                                                                -- "Management"

17.      Brokerage Allocation and Other Practices                               Portfolio Transactions

18.      Capital Stock and Other Securities                                     See Prospectus --
                                                                                "Description of Shares" and
                                                                                "Management;" Additional
                                                                                Information Concerning Shares

19.      Purchase, Redemption and Pricing                                       Purchase and Redemption
           of Securities Being Offered                                          Information; Net Asset Value;
                                                                                Additional Information
                                                                                Concerning Shares

20.      Tax Status                                                             Taxes

21.      Underwriters                                                           Distribution of Fund Shares

22.      Calculation of Performance Data                                        Performance Information

    23.  Financial Statements                                                   Financial Statements


                                      The Munder Framlington Funds Trust

             The purpose of this filing is to comply with an undertaking pursuant to Item 32(b) of Form N-1A to file a post-effective amendment containing unaudited financial statements within four to six months from the effective date of the Registration Statement with respect to Framlington International Growth Fund, Framlington Emerging Markets Fund and Framlington Healthcare Fund. The Prospectuses dated January 2, 1997 and the Statement of Additional Information also dated January 2, 1997, are incorporated into Part A and Part B, respectively, by reference to Pre-Effective Amendment No. 1 to the Registration Statement.

                               THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

                                         The Munder Framlington Funds
                                        Supplement Dated June 27, 1997
                                     to Prospectus Dated January 2, 1997
                                         Class A, B and C Shares of:

       Framlington International Growth Fund, Framlington Emerging Markets Fund
                        and Framlington Healthcare Fund (the "Funds")


                                             FINANCIAL HIGHLIGHTS

         The following table of "Financial Highlights" relating to Class A Shares, Class B Shares and Class C Shares of the Funds supplements information contained in the Prospectus dated January 2, 1997 and is derived from the Funds' unaudited Financial Statements dated April 30, 1997.

                                                                          Framlington International Growth Fund
                                                              ---------------------------------------------------------------

                                                              Class A Shares         Class B Shares           Class C Shares
                                                              ---------------        ---------------------    --------------------


                                                                  Period                 Period                   Period
                                                                  Ended                   Ended                   Ended
                                                               04/30/97 (a)           04/30/97 (a)             04/30/97 (a)
                                                               (Unaudited)             (Unaudited)             (Unaudited)
                                                              ---------------        ----------------         ---------------

Net asset value, beginning of period................        $          10.10       $            9.85        $          10.03
                                                              ---------------        ----------------         ---------------
Income from investment operations:
Net investment income...............................                    0.03                    0.01                    0.01
Net realized and unrealized gain/(loss) on
   investments......................................                  (0.10)                    0.17                  (0.01)
                                                              ---------------        ----------------         ---------------
Total from investment operations....................                  (0.07)                    0.18                    0.00
                                                              ---------------        ----------------         ---------------
Less distributions:
Dividends from net investment income................                -                       -                       -
Distributions from net realized gains...............                -                       -                       -
                                                              ---------------        ----------------         ---------------
Total distributions.................................                -                       -                       -
                                                              ---------------        ----------------         ---------------
Net asset value, end of period......................        $          10.03       $           10.03        $          10.03
                                                              ===============        ================         ===============
Total return (c)....................................                 (0.69%)                   1.83%                   0.00%
                                                              ===============        ================         ===============

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)................                    $936                     $38                     $24
Ratio of operating expenses to average net assets...                   1.55% (b)               2.30% (b)               2.30% (b)
Ratio of net investment income to average net
   assets...........................................                   1.69% (b)               0.94% (b)               0.94% (b)
Portfolio turnover rate.............................                      5%                      5%                      5%
Ratio of operating expenses to average net assets
   without expenses reimbursed......................                   2.66% (b)               3.41% (b)               3.41% (b)
Average commission rate (d).........................                 $0.0292                 $0.0292                 $0.0292

-------------------------------------------------------
(a)  The Munder Framlington International Growth Fund Class A Shares, Class B Shares and Class C Shares commenced operations on
       February 20, 1997, March 19, 1997 and February 13, 1997, respectively.
(b)  Annualized.
(c) Total return represents  aggregate total return for the period indicated and does not reflect any applicable sales charges.  (d) Average commission rate paid per share of securities purchased and sold by the Fund.


                                                                            Framlington Emerging Markets Fund
                                                              ---------------------------------------------------------------

                                                              Class A Shares          Class B Shares           Class C Shares
                                                              ----------------        ----------------         ----------------

                                                                  Period                  Period                   Period
                                                                   Ended                   Ended                    Ended
                                                              04/30/97 (a)(e)         04/30/97 (a)(e)          04/30/97 (a)(e)
                                                                (Unaudited)             (Unaudited)              (Unaudited)
                                                              ----------------        ----------------         ----------------

Net asset value, beginning of period................        $           10.18       $           11.13        $           10.95
                                                              ----------------        ----------------         ----------------
Income from investment operations:
Net investment income...............................                     0.04                    0.01                     0.01
Net realized and unrealized gain on investments.....                     1.12                    0.20                     0.37
                                                              ----------------        ----------------         ----------------
Total from investment operations....................                     1.16                    0.21                     0.38
                                                              ----------------        ----------------         ----------------
Less distributions:
Dividends from net investment income................                 -                       -                        -
Distributions from net realized gains...............                 -                       -                        -
                                                              ----------------        ----------------         ----------------
Total distributions.................................                 -                       -                        -
                                                              ----------------        ----------------         ----------------
Net asset value, end of period......................        $           11.34       $           11.34        $           11.33
                                                              ================        ================         ================
Total return (c)....................................                   11.39%                   1.89%                    3.47%
                                                              ================        ================         ================

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)................                     $367                     $21                      $18
Ratio of operating expenses to average net assets...                    1.80% (b)               2.55% (b)                2.55% (b)
Ratio of net investment income to average net
   assets...........................................                    1.69% (b)               0.94% (b)                0.94% (b)
Portfolio turnover rate.............................                      19%                     19%                      19%
Ratio of operating expenses to average net assets
   without expenses reimbursed......................                    6.71% (b)               7.46% (b)                7.46% (b)
Average commission rate (d).........................                  $0.0015                 $0.0015                  $0.0015

-------------------------------------------------------
(a) The Munder Framlington Emerging Markets Fund Class A Shares, Class B Shares and Class C Shares commenced operations on January 14, 1997, February 25, 1997 and March 3, 1997, respectively
(b)  Annualized.
(c) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges. (d) Average commission rate paid per share of securities purchased and sold by the Fund. (e) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.





                                                                               Framlington Healthcare Fund
                                                             -----------------------------------------------------------------

                                                              Class A Shares          Class B Shares          Class C Shares
                                                              ---------------         ----------------        ----------------

                                                                  Period                  Period                  Period
                                                                  Ended                    Ended                   Ended
                                                              04/30/97(a)(e)          04/30/97(a)(e)          04/30/97(a)(e)
                                                               (Unaudited)              (Unaudited)             (Unaudited)
                                                              ---------------         ----------------        ----------------

Net asset value, beginning of period................        $          11.30        $           11.02       $           10.40
                                                              ---------------         ----------------        ----------------
Income from investment operations:
Net investment loss.................................                  (0.01)                   (0.04)                  (0.04)
Net realized and unrealized loss on investments.....                  (2.26)                   (1.97)                  (1.35)
                                                              ---------------         ----------------        ----------------
Total from investment operations....................                  (2.27)                   (2.01)                  (1.39)
                                                              ---------------         ----------------        ----------------
Less distributions:
Dividends from net investment income................                -                        -                       -
Distributions from net realized gains...............                -                        -                       -
                                                              ---------------         ----------------        ----------------
Total distributions.................................                -                        -                       -
                                                              ---------------         ----------------        ----------------
Net asset value, end of period......................        $           9.03        $            9.01       $            9.01
                                                              ===============         ================        ================
Total return (c)....................................                (20.09%)                 (18.24%)                (13.37%)
                                                              ===============         ================        ================

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)................                    $237                     $297                     $24
Ratio of operating expenses to average net assets...                   1.55% (b)                2.30% (b)               2.30% (b)
Ratio of net investment loss to average net assets..                 (0.93%) (b)              (1.68%) (b)             (1.68%) (b)
Portfolio turnover rate.............................                      7%                       7%                      7%
Ratio of operating expenses to average net assets
   without expenses reimbursed......................                   8.18% (b)                8.93% (b)               8.93% (b)
Average commission rate (d).........................                 $0.1291                  $0.1291                 $0.1291

-------------------------------------------------------
(a)  The Munder Framlington Healthcare Fund Class A Shares, Class B Shares and Class C Shares commenced operations on
February
       14, 1997, January 31, 1997 and January 13, 1997, respectively.
(b)  Annualized.
(c) Total return represents  aggregate total return for the period indicated and does not reflect any applicable sales charges.  (d) Average commission rate paid per share of securities  purchased  and sold by the Fund.  (e) Per share numbers have been calculated using the average shares method,  which more  appropriately presents the per share data for
      the period since the use of the undistributed net investment income method did not accord with the results of operations.



                                        MINIMUM INITIAL INVESTMENT REDUCED

Effective as of May 16, 1997, the minimum initial investment for the Funds has been reduced to $500 for Class A, B and C Shares of each of the Funds.

                      SALES CHARGE WAIVERS--CLASS A SHARES
                  QUALIFIED EMPLOYER SPONSORED RETIREMENT PLANS

The "How to Purchase Shares--Sales Charge Waivers--Class A Shares" section of the Prospectus is hereby deleted in its entirety and supplemented as follows and the first paragraph under "How to Purchase Shares--Qualified Employer Sponsored Retirement Plans" in the Prospectus is hereby deleted in its entirety and supplemented as follows:

Sales Charge Waivers - Class A Shares

Upon notice to the Funds' transfer agent at the time of purchase, the initial sales charge will be waived on sales of Class A Shares to the following types of purchasers: (1) individuals with an investment account or relationship with Munder Capital Management (the "Advisor"); (2) full-time employees and retired employees of the Advisor, employees of the Funds' administrator, distributor and custodian, and immediate family members of such persons; (3) registered broker-dealers that have entered into selling agreements with the Funds' distributor (the "Distributor"), for their own accounts or for retirement plans for their employees or sold to registered representatives for full-time employees (and their families) that certify to the Distributor at the time of purchase that such purchase is for their own account (or for the benefit of their families); (4) certain qualified employee benefit plans as defined below;
(5) financial institutions, financial planners or employee benefit plan consultants acting for the accounts of their clients; and (6) employer sponsored retirement plans which are administered by Universal Pensions, Inc. ("UPI Plans").

Qualified Employer Sponsored Retirement Plans

Upon notice to the Funds' transfer agent at the time of purchase, the initial sales charge will be waived on purchases by employer sponsored retirement plans that are qualified under Section 401(a) of the Code including: 401(k) plans, defined benefit pension plans, profit-sharing pension plans, money-purchase pension plans, and Section 457 deferred compensation plans and Section 403(b) plans (each, a "Qualified Employee Benefit Plan") that (1) invest $1,000,000 or more in Class A Shares of investment portfolios offered by the Trust, The Munder Funds, Inc. or The Munder Funds Trust (other than the Index 500 Fund) or (2) have at least 75 eligible plan participants. In addition, the contingent deferred sales charge ("CDSC") of 1% imposed on certain redemptions within one year of purchase will be waived for Qualified Employee Benefit Plan purchases that meet the above criteria. A 1% commission will be paid by the Distributor to dealers and other entities (as permitted by applicable Federal and state law) who initiate and are responsible for Qualified Employee Benefit Plan purchases that meet the above criteria. For purposes of the foregoing sales charge waiver, Simplified Employee Pension Plans ("SEPs"), Individual Retirement Accounts ("IRAs") and UPI Plans are not considered to be Qualified Employee Benefit Plans.

Upon notice to the Funds' transfer agent at the time of purchase, the initial sales charge on Class A Shares will be waived on purchases by UPI Plans. In addition, the CDSC of 1% imposed on certain redemptions within one year of purchase will be waived for UPI Plans. A 1% commission will be paid by the Distributor to dealers and other entities (as permitted by applicable Federal and state law) who initiate and are responsible for UPI Plan purchases.



                         CHANGE IN PORTFOLIO MANAGER FOR
                        FRAMLINGTON EMERGING MARKETS FUND

         William Calvert, has been appointed co-manager of the Framlington Emerging Markets Fund. Prior to joining the Sub-Advisor, Mr. Calvert was an Economic Strategist for LCF Edmond de Rothschild Securities (1993-1997), Vice President Emerging Markets for Citibank Global Asset Management (1993) and Far East Fund Manager for Municipal Mutual Insurance (1989-1992). Mr. Calvert received a BSc in Economics from Marlborough College.

                                       The Munder Framlington Funds
                                    Supplement Dated June 27, 1997
                       to Prospectus Dated January 2, 1997
                                                     Class K Shares of:

    Framlington International Growth Fund, Framlington Emerging Markets Fund
                  and Framlington Healthcare Fund (the "Funds")

                                                    FINANCIAL HIGHLIGHTS

         The  following  table of  "Financial  Highlights"  relating  to Class K
Shares of the Funds  supplements  information  contained in the Prospectus dated
January 2, 1997 and is derived from the Funds' unaudited Financial Statements dated April 30, 1997.

                                                                                  Class K Shares
                                                                                   Period Ended
                                                                                    4/30/97 (a)
                                                                                    (Unaudited)
                                                       ----------------------------------------------------------------------

                                                              Framlington                Framlington            Framlington
                                                             International                Emerging              Healthcare
                                                              Growth Fund              Markets Fund(e)           Fund (e)
                                                          --------------------       --------------------     ----------------

Net asset value, beginning of period...............      $           9.87         $          10.06         $           9.45
                                                            --------------           --------------           --------------
Income from investment operations:
Net investment income/(loss).......................                  0.03                     0.04                   (0.01)
Net realized and unrealized gain/(loss) on
   investments.....................................                  0.13                     1.23                   (0.41)
                                                            --------------           --------------           --------------
Total from investment operations...................                  0.16                     1.27                   (0.42)
                                                            --------------           --------------           --------------
Less distributions:
Dividends from net investment income...............               -                        -                        -
Distributions from net realized gains..............               -                        -                        -
                                                            --------------           --------------           --------------
Total distributions................................               -                        -                        -
                                                            --------------           --------------           --------------
Net asset value, end of period.....................      $          10.03         $          11.33         $           9.03
                                                            ==============           ==============           ==============
Total return (c)...................................                 1.62%                   12.62%                  (4.44%)
                                                            ==============           ==============           ==============

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)...............                  $490                   $1,532                      $72
Ratio of operating expenses to average net assets..                 1.55%  (b)               1.80%  (b)               1.55%  (b)
Ratio of net investment income/(loss) to average
   net assets......................................                 1.69%  (b)               1.69%  (b)             (0.93%)  (b)
Portfolio turnover rate............................                    5%                      19%                       7%
Ratio of operating expenses to average net assets
   without expenses reimbursed.....................                 2.66%  (b)               6.71%  (b)               8.18%  (b)
Average commission rate (d)........................               $0.0292                  $0.0015                  $0.1291

------------------------------------------------------
(a)  The Munder Framlington International Growth Fund, Munder Emerging Markets Fund and Munder Framlington Healthcare Fund
Class K
       Shares commenced operations on January 10, 1997, January 10, 1997 and April 1, 1997, respectively.
(b)  Annualized.
(c)  Total return represents aggregate total return for the period indicated.
(d)  Average commission rate paid per share of securities purchased and sold by the Fund.
(e)  Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the
      period since the use of the undistributed net investment income method did not accord with the results of operations.



                         CHANGE IN PORTFOLIO MANAGER FOR
                        FRAMLINGTON EMERGING MARKETS FUND

     .........William  Calvert, has been appointed co-manager of the Framlington
Emerging Markets Fund. Prior to joining the Sub-Advisor, Mr. Calvert was an Economic Strategist for LCF Edmond de Rothschild Securities (1993-1997), Vice President Emerging Markets for Citibank Global Asset Management (1993) and Far East Fund Manager for Municipal Mutual Insurance (1989-1992). Mr. Calvert received a BSc in Economics from Marlborough College.


---------------------------------------------------------------------------
                                              The Munder Framlington Funds
                                             Supplement Dated June 27, 1997
                                          to Prospectus Dated January 2, 1997
                                                   Class Y Shares of:

       Framlington International Growth Fund, Framlington Emerging Markets Fund
                        and Framlington Healthcare Fund (the "Funds")

                                                  FINANCIAL HIGHLIGHTS

         The  following  table of  "Financial  Highlights"  relating  to Class Y
Shares of the Funds  supplements  information  contained in the Prospectus dated
January 2, 1997 and is derived from the Funds' unaudited Financial Statements dated April 30, 1997.

                                                                                  Class Y Shares
                                                                                   Period Ended
                                                                                    4/30/97 (a)
                                                                                    (Unaudited)
                                                       ----------------------------------------------------------------------

                                                            Framlington               Framlington                Framlington
                                                           International           Emerging Markets              Healthcare
                                                            Growth Fund                 Fund(e)                   Fund (e)
                                                          -----------------       --------------------         ----------------

Net asset value, beginning of period...............     $          10.00         $          10.00           $          10.00
                                                           --------------           --------------             --------------
Income from investment operations:
Net investment income/(loss).......................                 0.04                     0.06                     (0.02)
Net realized and unrealized gain/(loss) on
   investments.....................................               (0.01)                     1.28                     (0.95)
                                                           --------------           --------------             --------------
Total from investment operations...................                 0.03                     1.34                     (0.97)
                                                           --------------           --------------             --------------
Less distributions:
Dividends from net investment income...............              -                        -                          -
Distributions from net realized gains..............              -                        -                          -
                                                           --------------           --------------             --------------
Total distributions................................              -                        -                          -
                                                           --------------           --------------             --------------
Net asset value, end of period.....................     $          10.03         $          11.34           $           9.03
                                                           ==============           ==============             ==============
Total return (c)...................................                0.30%                   13.40%                    (9.70%)
                                                           ==============           ==============             ==============

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)...............              $16,980                   $3,103                     $1,695
Ratio of operating expenses to average net assets..                1.30%  (b)               1.55%  (b)                 1.30%  (b)
Ratio of net investment income/(loss) to average
   net assets......................................                1.94%  (b)               1.94%  (b)               (0.68%)  (b)
Portfolio turnover rate............................                   5%                      19%                         7%
Ratio of operating expenses to average net assets
   without expenses reimbursed.....................                2.41%  (b)               6.46%  (b)                 7.93%  (b)
Average commission rate (d)........................              $0.0292                  $0.0015                    $0.1291

------------------------------------------------------
(a)  The Munder Framlington International Growth Fund,  Munder Emerging Markets Fund and Munder Framlington Healthcare Fund
Class Y
       Shares commenced operations on December 31, 1996.
(b)  Annualized.
(c)  Total return represents aggregate total return for the period indicated.
(d)  Average commission rate paid per share of securities purchased and sold by the Fund.
(e) Per share  numbers have been  calculated  using the average  shares  method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.

                                            CHANGE IN PORTFOLIO MANAGER FOR
                                           FRAMLINGTON EMERGING MARKETS FUND

     .........William  Calvert, has been appointed co-manager of the Framlington
Emerging Markets Fund. Prior to joining the Sub-Advisor, Mr. Calvert was an Economic Strategist for LCF Edmond de Rothschild Securities (1993-1997), Vice President Emerging Markets for Citibank Global Asset Management (1993) and Far East Fund Manager for Municipal Mutual Insurance (1989-1992). Mr. Calvert received a BSc in Economics from Marlborough College.

                                  The Munder Framlington Funds Trust
                                   Supplement Dated June 27, 1997
                  to Statement of Additional Information dated January 2, 1997


     .........The  following unaudited Financial Statements dated April 30, 1997 relating to the Framlington International Growth Fund, Framlington Emerging Markets Fund and Framlington Healthcare Fund (the "Funds") supplements the Funds' Statement of Additional Information dated January 2, 1997.

                  MUNDER FRAMLINGTON INTERNATIONAL GROWTH FUND
                           PORTFOLIO OF INVESTMENTS, APRIL 30,
1997 (UNAUDITED)


==================================================================
=========================

SHARES
VALUE
------------------------------------------------------------------
-------------------------------------------
COMMON STOCKS - 89.1%
                  AUSTRALIA - 2.4%
         54,000   M.I.M. Holdings Ltd.
 .........................................                   $
70,327
         13,900   News Corporation Ltd.
 ........................................
64,064
        124,000   Sydney Harbour Casino Holdings Ltd. +
 ........................                      208,875
         16,800   WMC Ltd.
 .....................................................
99,571

----------

442,837

----------

                  BELGIUM - 0.9%
          1,000   Barco Industries
 .............................................
170,350

----------

                  BRAZIL - 0.9%
          3,400   Centrais Electricas Brasilieras SA, ADR
 ......................                       80,954
            700   Telebras, ADR
 ................................................
80,325

----------

161,279

----------

                  CHINA - 4.1%
        154,000   Beijing Datang Power Generation Company Ltd. +
 ...............                       80,017
         60,000   China Everbright-IHD Pacific Ltd.
 ............................                       60,027
         74,000   China Overseas Land and Investment
 ...........................                       41,793
         60,000   China Travel International Investment Hong Kong
Ltd. .........                       31,563
        110,000   Continental Mariner+
 .........................................
65,320
         38,000   First Pacific Company Ltd.
 ...................................                       45,375
         60,000   Guangdong Kelon Elec Holding
 .................................                       58,091
         30,000   Hong Kong Telecommunications Ltd.
 ............................                       51,507
          4,800   HSBC Holdings
 ................................................
121,448
         12,000   Hutchinson Whampoa Ltd.
 ......................................
89,072
         22,000   Ng Fung Hong Ltd.
 ............................................
29,536
          7,000   Sun Hung Kai Properties Ltd.
 .................................                       75,905

----------

749,654

----------

                  CZECH REPUBLIC - 0.5%
          3,000   CKD Praha Holding, AS+
 .......................................
84,620

----------

                  FINLAND - 3.7%
          3,500   Cultor
Oy.....................................................
193,837
          3,000   Oy Nokia
 .....................................................
185,472
          1,750   Raision Tehtaat Oy
 ...........................................
145,041
          1,750   Sampo Insurance Company Ltd.
 .................................                      158,502

----------

682,852

----------

                  FRANCE - 5.2%
          2,500   AXA
Company...................................................
153,777
            960   Axime
 .......................................................
115,437
            900   Canal Plus
 ...................................................
162,487
          5,800   Lagardere
Group...............................................
179,424
          2,400   SGS-Thompson
Microelectronics.................................
184,995
          1,100   Societe BIC, SA
 ..............................................
174,289

----------

970,409

----------

                  GERMANY - 6.8%
          2,000   Adidas
AG.....................................................
208,490
            200   Altana
AG.....................................................
154,779
          4,300   Bayer AG
 .....................................................
171,106
            450   Mannesmann AG
 ................................................
176,985
          2,000   SAP AG
 .......................................................
368,351
          1,300   SGL Carbon AG
 ...............................................
181,317

----------

1,261,028

----------

                  GREECE - 0.5%
          2,000   Intracom
SA...................................................
86,199

----------




                       See Notes to Financial Statements.

                  MUNDER FRAMLINGTON INTERNATIONAL GROWTH FUND
                           PORTFOLIO OF INVESTMENTS, APRIL 30,
1997 (UNAUDITED)
                                    (CONTINUED)


==================================================================
=========================

SHARES
VALUE
------------------------------------------------------------------
-------------------------------------------
COMMON STOCKS - (CONTINUED)
                  HUNGARY - 0.4%
          4,000   Mol Magyar Olaj-es Gazipari, ADR
 .............................                   $   71,600

----------

                  INDIA - 0.3%
          2,500   BSES, Ltd., ADR
 ..............................................
58,750

----------

                  INDONESIA - 0.2%
         18,000   Pt Indofood Sukses
 ...........................................
37,222

----------

                  ITALY - 3.0%
          2,900   Fila Holding SpA, ADR
 ........................................
125,425
         13,500   SAES Getters
SpA..............................................
122,129
         96,000   Telecom Italia Mobile SpA
 ....................................                      301,725

----------

549,279

----------

                  JAPAN - 28.6%
          4,000   Andor Company Ltd.
 ...........................................
46,327
          5,000   Chodai Company Ltd.
 ..........................................
47,666
         15,000   Consec Corporation
 ...........................................
116,998
         13,800   Credit Saison Company Ltd.
 ...................................                      265,291
             20   DDI
Corporation...............................................
132,834
         24,000   Hankyu Department Store
 ......................................
206,106
          2,400   Himiko Company, Ltd.
 .........................................
27,796
          2,100   Keyence Corporation
 ..........................................
256,451
          4,000   Kitagawa Industries Company Ltd.
 .............................                       93,914
         10,000   Kokuyo Company
 ...............................................
217,451
          3,000   Lasertec
Corporation..........................................
89,580
         19,000   Minebea Company Ltd.
 .........................................
158,676
         41,000   Mitsubishi Heavy Industries
 ..................................                      270,695
          5,000   Namco
 ........................................................
146,543
              2   Net One Systems Company Ltd.
 .................................                      150,892
          2,600   Nichiei Company Ltd.
 .........................................
208,942
         16,000   Nomura Securities Company Ltd.
 ...............................                      179,003
         25,000   NTN Corporation
 ..............................................
126,650
         20,000   Obayashi Corporation
 .........................................
101,477
          4,000   Oiles Corporation
 ............................................
98,326
         22,000   Oji Paper Company, Ltd.
 ......................................
111,105
         20,000   Ricoh Company Ltd.
 ...........................................
237,936
          2,000   Rohm Company
 .................................................
155,052
         10,000   Sanyo Denki
 ..................................................
92,968
          4,000   Secom
 ........................................................
237,936
         13,000   Sumitomo Bank Ltd.
 ...........................................
148,513
         17,000   Sumitomo Electric
Industries..................................
230,372
         18,000   Sumitomo Trust & Banking
 .....................................                      148,907
         16,000   The Bank of Tokyo-Mitsubishi, Ltd.
 ..........................                      253,378
         11,000   Tostem Corporation
 ...........................................
258,263
          9,000   Ube-Nitto Kasei Company Ltd.
 ................................                       75,872
          5,000   World Company, Ltd.
 .........................................
186,331
         23,000   Yamato Kogyo Company, Ltd.
 ...................................                      199,331

----------

5,277,582

----------

                  MALAYSIA - 0.9%
         12,000   Commerce Asset Holding Berhad
 ................................                       71,699
         67,000   Renong Berhad
 ................................................
91,806

----------

163,505

----------





                       See Notes to Financial Statements.

                  MUNDER FRAMLINGTON INTERNATIONAL GROWTH FUND
                           PORTFOLIO OF INVESTMENTS, APRIL 30,
1997 (UNAUDITED)
                                    (CONTINUED)


==================================================================
=========================

SHARES
VALUE
------------------------------------------------------------------
-------------------------------------------
COMMON STOCKS - (CONTINUED)
                  MEXICO - 0.3%
         10,300   ALFA, SA de CV
 ...............................................
$ 57,039

--------

                  NETHERLANDS - 4.6%
          2,400   ABN AMRO Holdings
 ............................................
164,995
          1,200   Akzo Nobel
 ...................................................
154,644
          2,400   Gucci Group
 ..................................................
167,213
          4,000   ING Groep
 ....................................................
157,108
          4,100   Philips Electronics NV
 .......................................
214,083

--------

858,043

--------

                  SINGAPORE - 0.8%
         15,000   Keppel Corporation
 ...........................................
65,308
         29,000   Singapore Technological Industries Corporation
 ...............                       74,955

--------

140,263

--------

                  SLOVAKIA - 0.3%
          2,000   Slovnaft AS, ADR+
 ............................................
60,507

--------

                  SPAIN - 1.9%
          4,500   Sociedad General de Aguas de Barcelona, SA
 ...................                      175,439
          7,000   Telefonica de Espana
 .........................................
179,303

--------

354,742

--------

                  SWEDEN - 3.2%
          4,000   Autoliv AB
 ...................................................
145,547
          4,500   Ericsson (L.M.) Telephone Company, Class B
 ...................                      142,234
          5,000   Nordbanken AB
 ................................................
153,577
          4,750   Pricer AB+
 ...................................................
150,135

--------

591,493

--------

                  SWITZERLAND - 4.5%
          1,500   Credit Suisse Group
 ..........................................
168,962
             80   Disentronic Holding
AG+.......................................
175,612
            210   Novartis AG
 .................................................
276,732
             25   Roche Holdings AG
 ............................................
211,203

--------

832,509

--------

                  THAILAND - 0.1%
          1,700   Banpu Public Company Ltd.
 ....................................                       27,593

--------

                  UNITED KINGDOM - 15.0%
         32,000   BBA Group Plc
 ................................................
173,199
          8,000   Cairn Energy
Plc..............................................
72,145
         22,000   Dixons Group Plc
 .............................................
180,394
          4,700   EMI Group Plc
 ................................................
93,224
         71,000   European Motor Holdings Plc
 ..................................                      107,577
          9,896   Fairey Group
Plc..............................................
83,310
          7,800   Glaxo Wellcome Plc
 ...........................................
153,385
         10,700   Granada Group Plc
 ............................................
154,320
         14,700   Grand Metropolitan Plc
 .......................................
122,918
         20,800   Jurys Hotel Group Plc
 ........................................
112,917
         17,400   Laporte Plc
 ..................................................
187,367
         18,000   Lloyds TSB Group Plc
 .........................................
164,513









                       See Notes to Financial Statements.

                  MUNDER FRAMLINGTON INTERNATIONAL GROWTH FUND
                           PORTFOLIO OF INVESTMENTS, APRIL 30,
1997 (UNAUDITED)
                                    (CONTINUED)


==================================================================
=========================

SHARES
VALUE
------------------------------------------------------------------
-------------------------------------------
COMMON STOCKS - (CONTINUED)
                  UNITED KINGDOM - (CONTINUED)
          6,000   Ocean Group
Plc...............................................
$    51,046
         11,000   Royal & Sun Alliance Insurance Group Plc
 .....................                       87,078
         12,200   RTZ Corporation Plc
 ..........................................
193,451
         15,600   Scottish Radio Holdings Plc
 ..................................                       97,075
         15,000   Shell Transportation & Trading, (New)
Plc.....................                      264,952
         21,100   TI Group Plc
 .................................................
180,366
         29,840   UMECO Plc
 ....................................................
143,375
         11,800   Whitbread Plc
 ................................................
146,856

-----------

2,769,468

-----------

                  TOTAL COMMON STOCKS
                  (Cost
$16,359,371)............................................
16,458,823

-----------

INVESTMENT COMPANY SECURITY - 1.3%
    (Cost $228,256)
                  RUSSIA - 1.3%
         14,000   Fleming Russia Securities Fund
 ...............................                      241,500

-----------

RIGHTS - 0.0% #
    (Cost $2,348)
                  INDONESIA - 0.0% #
          3,600   Pt Indofood Sukses
 ...........................................
2,111

-----------

PRINCIPAL
AMOUNT
---------
SHORT TERM INVESTMENT - 9.6%
    (Cost $1,761,641)
     $1,761,641   Agreement with Lehman Brothers Holdings Inc.,
5.400% dated
                    04/30/1997 to be repurchased at $1,761,905 on
05/01/1997,
                    collateralized by $1,735,000 U.S. Treasury
Notes, 6.750%
                    due 05/31/1999 (value
$1,796,057)...........................
1,761,641

-----------


TOTAL INVESTMENTS (COST
$18,351,616*)...........................................    100.0%
18,464,075
OTHER ASSETS AND LIABILITIES
(NET)..............................................      0.0
2,802

-----         -----------
NET
ASSETS............................................................
 ..........    100.0%        $18,466,877

=====         ===========

----------------
*    Aggregate cost for Federal tax purposes.
#    Amount represents less than 0.1% of net assets.
+    Non-income producing security

ABBREVIATION:
ADR - American Depositary Receipt

                                   SCHEDULE OF FORWARD FOREIGN
CURRENCY CONTRACTS
                                      Forward Foreign Currency
Contracts to Buy

                                           Contracts to Deliver
                     ---------------------------------------------
--------------------           Unrealized

In Exchange          Depreciation
Expiration Date                        Local Currency    Value in
U.S. $    for U.S. $          of Contracts
---------------                        --------------    ---------
------   -----------          ------------

05/01/1997       Japanese Yen               2,895,354
22,812          22,866               $ (54)
05/02/1997       Great British Pound           29,925
48,493          48,867                (374)

=====

                                                      Net
Unrealized Depreciation of Forward
                                                        Foreign
Currency Contracts.................$(428)

=====


                       See Notes to Financial Statements.

                  MUNDER FRAMLINGTON EMERGING MARKETS FUND
                           PORTFOLIO OF INVESTMENTS, APRIL 30,
1997 (UNAUDITED)


==================================================================
=========================

SHARES
VALUE
------------------------------------------------------------------
-------------------------------------------
COMMON STOCKS - 74.9%
                  ARGENTINA - 2.2%
         19,500   Astra Cia Argentina de Petroleo
 ..............................                     $ 33,740
          1,600   Banco Frances del Rio de La Plata SA, ADR
 ....................                       48,600
            900   Telefonica de Argentina, ADR
 .................................                       29,925

--------

112,265

--------
                  BRAZIL - 11.8%
        226,000   Centrais Electricas Brasilieras SA
+,+++......................                      102,220
          3,000   Centrais Electricas Brasilieras SA, ADR
 ......................                       71,430
          1,800   Companhia Brasileira de Distrbuicao Grupo Pao de
Acucar,
                    ADR+
 .......................................................
35,561
          1,200   Companhia Energetica de Minas Gerais, ADR
 ....................                       53,700
          1,300   Companhia Siderurgica Nacional,
ADR...........................                       46,441
          2,200   Petroleo Brasileiro SA, ADR
 ..................................                       46,236
          1,880   Telebras, ADR
 ................................................
215,730
          2,000   Usinas Siderurgicas de Minas Gerais SA, ADR+
 .................                       23,250

--------

594,568

--------
                  CHILE - 4.2%
          4,100   Banco Santander Chile, ADR
 ...................................                       65,088
          1,600   Compania Cervecerias Unidas SA, ADR
 ..........................                       35,600
          1,100   Compania Telecomunicaciones de Chile SA, ADR
 .................                       35,613
          1,300   Empresa Nacional Electricidad SA, ADR
 ........................                       25,025
          1,000   Santa Isabel SA, ADR
 .........................................
24,375
            400   Quimica Minera de Chile SA,
ADR...............................                       23,700

--------

209,401

--------
                  CHINA - 12.7%
         36,000   Beijing Datang Power Generation Company Ltd.+
 ................                       18,705
         50,000   China Everbright IHD Pacific Ltd.
+...........................                       50,023
         60,000   China Merchants Hai Hong Holdings
 ............................                       64,287
         52,000   China Overseas Land and Investment
 ...........................                       29,368
        174,000   China Travel International Investment Hong Kong
Ltd. .........                       91,532
        600,000   CNPC Hong Kong Ltd.+
 ........................................
83,651
         65,000   Continental Mariner
Investment+...............................
38,598
         30,000   Guangdong Kelon Elec Holding
 .................................                       29,045
         46,000   Ng Fung Hong Ltd.
 ............................................
61,757
         50,000   Pacific Ports Company Ltd.
+..................................                       18,718
        126,000   Peking Apparel International Group Ltd. +
 ....................                       27,326
          7,000   Shanghai Industrial Holdings Ltd.
 ............................                       39,398
        100,000   Shenzhen Expressway Company
+.................................                       32,918
         45,000   Shum Yip Investment Ltd.+
 ....................................                       31,950
        100,000   Top Glory International Holdings Ltd.
 ........................                       21,171

--------

638,447

--------
                  CZECH REPUBLIC - 2.7%
          2,000   CKD Praha Holding AS+
 .......................................
56,414
            750   SPT Telekom AS
+..............................................
79,241

--------

135,655

--------
                  EGYPT - 1.6%
          1,700   Commercial International Bank, ADR+
 ..........................                       38,250
          2,200   Suez Cement Company,
ADR+.....................................
40,920

--------

79,170

--------
                  GREECE - 2.0%
          1,100   Intracom SA+
 .................................................
47,410
            500   National Bank of Greece
 ......................................
53,079

--------

100,489

--------





                       See Notes to Financial Statements.

                    MUNDER FRAMLINGTON EMERGING MARKETS FUND
              PORTFOLIO OF INVESTMENTS, APRIL 30, 1997 (UNAUDITED)
                                    (Continued)

==================================================================
===========================================

SHARES
VALUE
------------------------------------------------------------------
-------------------------------------------
COMMON STOCKS - (CONTINUED)
                  HUNGARY - 1.4%
          4,000   Mol Magyar Olaj-es Gazipari, ADR
 .............................                     $ 71,600

--------

                  INDIA - 4.0%
          1,400   BSES, Ltd., ADR
 ..............................................
32,900
          1,200   Hindalco Industries Ltd., ADR
 ................................                       39,000
          2,700   Indian Petrochemicals Ltd., ADR
 ..............................                       34,695
          2,500   Industrial Credit & Investment Corporation of
India Ltd.,

ADR.........................................................
25,188
          3,000   Tata Engineering & Locomotive Company Ltd.,
ADR++ ............                       36,450
          1,800   Videsh Sanchar Nigam Ltd.,
ADR................................                       35,280

--------

203,513

--------
                  INDONESIA - 5.6%
         43,750   Pt Bank Dagang Nasional Indonesia+++
 .........................                       43,660
         23,625   Pt Bank Dagang Nasional Indonesia
 ............................                       23,576
         24,000   Pt Bunas Finance
Indonesia....................................
27,901
         16,000   Pt Daya Guna
Samudera+........................................
23,210
         10,500   Pt Hanjaya Mandala
Sampoerna..................................
42,238
         41,000   Pt Indah Kiat Pulp & Paper
Corporation........................                       33,323
         20,000   Pt Semen Gresik
 ..............................................
48,765
          7,000   Pt Telekomunikasi Indonesia
 ..................................                       10,154
         20,000   Pt Telekomunikasi Indonesia+++
 ...............................                       29,012

--------

281,839

--------
                  KOREA - 1.7%
          2,000   Dong-ah Construction Industrial Company,
ADR..................                       17,950
          1,800   Korea Electric Power Corporation, ADR
 ........................                       30,600
            750   Samsung Electronics, ADR++
 ...................................                       35,344

--------

83,894

--------
                  MALAYSIA - 3.8%
         12,500   Development & Commercial Bank Berhad
 .........................                       40,580
         22,000   IOI Corporation
Berhad........................................
27,341
         10,000   Land & General Berhad
 ........................................
13,623
         10,000   Lingkaran Trans Kota Holdings Berhad
 .........................                       21,709
         15,000   Magnum Corporation
Berhad+....................................
23,780
          5,000   Malakoff Berhad
 ..............................................
19,916
         34,000   Renong
Berhad+................................................
46,588

--------

193,537

--------
                  MEXICO - 5.0%
         10,000   Acer Computer Latino America, SA de CV+
 ......................                       32,723
          5,600   Alfa SA de CV+
 ...............................................
31,011
          1,800   Bufete Industrial SA, ADR+
 ...................................                       34,425
          8,400   Cemex SA de
CV................................................
27,646
         10,000   Corporacion Geo, SA de CV, Series
B+..........................                       46,504
          1,500   Grupo Industrial Maseca, ADR
 .................................                       22,125
          9,100   Grupo Modelo SA de
CV.........................................
55,204

--------

249,638

--------
                  PERU - 3.9%
          3,300   Banco Wiese, ADR+
 ............................................
21,450
         20,000   Cementos Norte Pacasmayo
SA...................................                       30,394
          3,960   Credicorp Ltd, ADR
 ...........................................
83,160
            350   Ferreyros, ADR +++
 ...........................................
6,913
          2,350   Telefonica del Peru, ADR+
 ....................................                       56,400

--------

198,317

--------





                       See Notes to Financial Statements.

                  MUNDER FRAMLINGTON EMERGING MARKETS FUND
              PORTFOLIO OF INVESTMENTS, APRIL 30, 1997 (UNAUDITED)
                                    (Continued)

==================================================================
===========================================

SHARES
VALUE
------------------------------------------------------------------
-------------------------------------------
COMMON STOCKS - (CONTINUED)
                  RUSSIA - 0.9%
            800   Lukoil Holdings, ADR
 .........................................                   $
46,000

----------

                  SLOVAKIA - 1.2%
          2,000   Slovnaft AS,
ADR+.............................................
60,507

----------

                  SOUTH AFRICA - 4.8%
          6,500   Free State Consolidated Gold Mines Ltd.
 ......................                       43,855
         23,000   Gencor Ltd.
 ..................................................
96,728
          5,000   Nedcor
Ltd....................................................
101,765

----------

242,348

----------
                  THAILAND - 4.3%
          2,300   Bangkok Bank Public Company Ltd.
 .............................                       21,307
          9,000   Bank of Ayudhya Company Ltd.
 .................................                       23,428
          4,200   BEC World Public Company Ltd.+
 ...............................                       38,588
         14,500   Electricity Generating Authority+
 ............................                       38,855
          8,000   KCE Electronics Public Company Ltd.
 .........................                       28,634
         52,500   Thai Telephone & Communication Public Company
Ltd.+ ..........                       32,156
          5,400   The Pizza Public Company Ltd.
 ...............................                       30,801

----------

213,769

----------
                  ZIMBABWE - 1.1%
         20,000   NMBZ Holdings+
 ...............................................
57,000

----------

                  TOTAL COMMON STOCKS
                  (Cost
$3,597,842).............................................
3,771,957

----------

INVESTMENT COMPANY SECURITIES - 7.9%
                  KOREA - 1.6%
          7,000   New Korea Trust
 ..............................................
77,035

----------

                  RUSSIA - 1.9%
          5,600   Fleming Russia Securities Fund
 ...............................                       96,600

----------

                  TAIWAN - 4.4%
              7   Formosa Fund
 .................................................
80,850
          3,500   Taiwan Index Fund
 ............................................
52,500
              2   The Lucky Dragon Fund
 ........................................
39,500
          3,900   The R.O.C. Taiwan Fund
 .......................................
50,212

----------

223,062

----------
                  TOTAL INVESTMENT COMPANY SECURITIES
                  (Cost
$353,927)...............................................
396,697

----------

PREFERRED STOCKS - 2.5%
                  BRAZIL - 2.5%
      8,718,000   Banco Bradesco+
 ..............................................
72,141
        333,000   Telecomunicacoes de Rio Janeiro SA+
 ..........................                       55,424

----------

                  TOTAL PREFERRED STOCKS
                  (Cost
$120,860)...............................................
127,565

----------








                       See Notes to Financial Statements.

                    MUNDER FRAMLINGTON EMERGING MARKETS FUND
              PORTFOLIO OF INVESTMENTS, APRIL 30, 1997 (UNAUDITED)
                                  (Continued)

==================================================================
===========================================

SHARES
VALUE
------------------------------------------------------------------
-------------------------------------------
WARRANTS - 0.1%
    (Cost $0)
                  INDONESIA - 0.1%
          9,625   Pt Bank Dagang Nasional Indonesia
 ............................                   $    3,367

----------
PRINCIPAL
AMOUNT
---------
REPURCHASE AGREEMENT - 17.0%
    (Cost $859,177)
       $859,177   Agreement with Lehman Brothers Holdings Inc.,
5.400% dated
                    04/30/1997 to be repurchased at $859,306 on
05/01/1997,
                    collateralized by $850,000 U.S. Treasury
Notes, 6.750% due
                    05/31/1999 (value
$879,913).................................
859,177

----------



TOTAL INVESTMENTS (COST
$4,931,806*)............................................
102.4%         5,158,763
OTHER ASSETS AND LIABILITIES
(NET)..............................................      (2.4)
(118,605)

-----         ----------
NET
ASSETS............................................................
 ..........     100.0%        $5,040,158

=====         ==========

----------------
*      Aggregate cost for Federal tax purposes.
+      Non-income producing security
++     Security exempt from registration under Rule 144A of the
Securities
       Act of 1933. The securities may be resold in transactions
exempt from
       registration, normally to qualified institutional buyers.
+++    Foreign ordinary security

ABBREVIATION:
ADR - American Depositary Receipt




                                   SCHEDULE OF FORWARD FOREIGN
CURRENCY CONTRACTS
                                     Forward Foreign Currency
Contracts to Sell

                                           Contract to Deliver
                     ---------------------------------------------
--------------------           Unrealized

In Exchange          Depreciation
Expiration Date                        Local Currency    Value in
U.S. $    for U.S. $          of Contract
---------------                        --------------    ---------
------   -----------          ------------

05/02/1997       Indonesian Rupiah          60,173,306
24,763          24,830               $(67)

====






                       See Notes to Financial Statements.

                       MUNDER FRAMLINGTON HEALTHCARE FUND
              PORTFOLIO OF INVESTMENTS, APRIL 30, 1997 (UNAUDITED)

==================================================================
===========================================

SHARES
VALUE
------------------------------------------------------------------
-------------------------------------------
COMMON STOCKS - DOMESTIC - 78.4%
                  BIOMEDICAL/GENE TECHNOLOGY - 19.9%
            600   Agouron Pharmaceuticals Inc.+
 ................................                     $ 38,400
          6,000   Ariad Pharmaceuticals, Inc.+
 .................................                       31,125
          3,000   ArQule, Inc.+
 ................................................
42,375
          2,000   Autoimmune, Inc.+
 ............................................
7,250
          3,000   Ergo Science
Corporation+.....................................
29,625
          2,000   Gilead Sciences, Inc.+
 .......................................
44,250
          3,000   Inhale Therapeutic Systems+
 ..................................                       55,500
          5,000   La Jolla Pharmaceutical Company+
 .............................                       20,625
          2,500   Liposome Company Inc.+
 .......................................
55,469
          2,000   Martek Biosciences
Corporation+...............................
29,250
          2,000   Neurogen
Corporation+.........................................
28,500
          1,500   ONYX Pharmaceuticals, Inc.+
 ..................................                       15,750
          2,000   Pharmacyclics, Inc.+
 .........................................
32,500
          2,000   Transkaryotic Therapies, Inc.+
 ...............................                       32,250

--------

462,869

--------
                  DISTRIBUTORS - 2.4%
          2,000   Henry Schein, Inc.+
 ..........................................
55,500

--------

                  DRUGS - 11.1%
          1,000   Dura Pharmaceuticals, Inc.+
 ..................................                       29,000
          1,500   Jones Medical Industries, Inc.
 ...............................                       52,875
            600   Lilly (Eli) & Company
 ........................................
52,725
          3,000   Penederm, Inc.+
 ..............................................
32,250
            600   Pfizer, Inc.
 .................................................
57,600
          2,000   Sangstat Medical
Corporation+.................................
34,250

--------

258,700

--------
                  HEALTH MANAGEMENT SERVICES - 9.4%
          1,000   Access Health Inc.+
 ..........................................
14,250
          2,000   American HomePatient, Inc.+
 ..................................                       38,500
          2,000   Pharmaceutical Product Development, Inc.+
 ....................                       33,500
          2,000   PhyCor, Inc.+
 ................................................
53,250
          4,000   Physician Reliance Network, Inc.+
 ............................                       29,000
          1,000   Quintiles TransNational
Corporation+..........................
50,875

--------

219,375

--------
                  HOSPITAL/MEDICAL SERVICES - 7.9%
          1,500   Curative Health Services, Inc.+
 ..............................                       35,438
          2,000   PMR Corporation+
 .............................................
39,750
          2,000   Renal Care Group, Inc.+
 ......................................
60,000
          3,000   Res-Care, Inc.+
 ..............................................
48,375

--------

183,563

--------
                  MANAGED HEALTHCARE - 3.1%
          2,000   CompDent
Corporation+.........................................
32,250
            500   PacifiCare Health Systems, Inc., Class
B+.....................                       40,125

--------

72,375

--------
                  MEDICAL INFORMATION SYSTEMS - 4.5%
          1,000   HBO & Co
 .....................................................
53,500
          2,000   HPR Inc.+
 ....................................................
28,250
          1,500   Medic Computer Systems, Inc.+
 ................................                       23,438

--------

105,188

--------
                  MEDICAL INSTRUMENTS - 18.6%
          2,500   Bionx Implants, Inc.+
 ........................................
28,438
          1,000   Boston Scientific
Corporation+................................
48,250
          2,000   CardioThoracic Systems, Inc.+
 ................................                       31,750
          4,000   Conceptus, Inc.+
 .............................................
40,000


                       See Notes to Financial Statements.

                       MUNDER FRAMLINGTON HEALTHCARE FUND
              PORTFOLIO OF INVESTMENTS, APRIL 30, 1997 (UNAUDITED)
                                  (Continued)

==================================================================
===========================================

SHARES
VALUE
------------------------------------------------------------------
-------------------------------------------
COMMON STOCKS - DOMESTIC - (CONTINUED)
                  MEDICAL INSTRUMENTS - (CONTINUED)
          1,500   Cytyc Corporation+
 ...........................................                   $
31,875
          3,000   EndoSonics
Corporation+.......................................
26,250
          1,000   Guidant
Corporation...........................................
68,250
          4,000   Gynecare, Inc.+
 ..............................................
24,000
          3,000   SeaMED
Corporation+...........................................
51,000
          1,500   Spine-Tech, Inc.+
 ............................................
43,125
          5,000   UROHEALTH Systems, Inc.+
 .....................................                       39,375

----------

432,313

----------
                  PHARMACY - 1.5%
          4,000   Capstone Pharmacy Services, Inc.+
 ............................                       33,750

----------

                  TOTAL COMMON STOCKS - DOMESTIC
                  (Cost
$2,063,497).............................................
1,823,631

----------

COMMON STOCKS - FOREIGN - 13.3%
                  BIOMEDICAL/GENE TECHNOLOGY - 4.2%
          2,000   Biochem Pharma, Inc.+
 ........................................
35,969
            700   Cambridge Antibody Technology Group
Plc+......................                        6,636
          2,000   OXiGene,
Inc.+................................................
55,568

----------

98,173

----------
                  DRUGS - 5.8%
             70   Altana
AG.....................................................
54,173
         10,000   Chemunex SA+
 .................................................
27,407
          2,000   Sankyo Company Ltd.
 ..........................................
53,575

----------

135,154

----------
                  MEDICAL INSTRUMENTS - 3.3%
          6,000   Axis Biochemicals ASA+
 .......................................
49,728
          2,900   Biora AB+
 ....................................................
27,351

----------

77,078

----------

                  TOTAL COMMON STOCKS - FOREIGN
                  (Cost
$311,465)...............................................
310,405

----------

PRINCIPAL
AMOUNT
---------
REPURCHASE AGREEMENT - 5.3%
    (Cost $122,803)
       $122,803   Agreement with Lehman Brothers Holdings Inc.,
5.400% dated
                    04/30/1997 to be repurchased at $122,821 on
05/01/1997,
                    collateralized by $125,000 U.S. Treasury
Notes, 6.750% due
                    05/31/1999 (value
$129,399).................................
122,803

----------



TOTAL INVESTMENTS (COST
$2,497,765*)............................................     97.0%
2,256,840
OTHER ASSETS AND LIABILITIES
(NET)..............................................      3.0
68,600

-----          ----------
NET
ASSETS............................................................
 ..........    100.0%         $2,325,440

=====          ==========

----------------
*     Aggregate cost for Federal tax purposes.
+     Non-income producing security.


                       See Notes to Financial Statements.

                          THE MUNDER FRAMLINGTON FUNDS
 STATEMENTS OF ASSETS AND LIABILITIES, PERIOD ENDED APRIL 30, 1997
(UNAUDITED)


==================================================================
============================================



----------------------------------------------

MUNDER           MUNDER

FRAMLINGTON      FRAMLINGTON       MUNDER

INTERNATIONAL    EMERGING          FRAMLINGTON

GROWTH           MARKETS           HEALTHCARE

FUND             FUND              FUND

----------------------------------------------
ASSETS:
Investments, at value
     See accompanying schedules:

Securities........................................................
 ........  $16,702,434      $4,299,586        $2,134,037
      Repurchase
Agreements.....................................................
1,761,641         859,177           122,803

-----------      ----------        ----------
Total
Investments.......................................................
 ........   18,464,075       5,158,763         2,256,840
Cash and foreign currency (Cost $252,015 for the Munder
Framlington
   International Growth
Fund)...................................................
251,829               -                26
Interest
receivable........................................................
 .....          264             129                31
Dividends
receivable........................................................
 ....       50,221          17,135               146
Receivable for investment securities
sold.......................................        3,885
-            23,124
Receivable for Fund shares
sold.................................................       34,067
69,964            10,869
Receivable from investment
advisor..............................................       25,474
30,103            30,235
Unamortized organization
costs..................................................
1,393           1,393             1,393
Miscellaneous
receivables.......................................................
3,959             308             9,942
Prepaid expenses
 ...............................................................
44,611          44,610            44,591

-----------      ----------        ----------
                    Total
Assets................................................
18,879,778       5,322,405         2,377,197

-----------      ----------        ----------

LIABILITIES:
Net unrealized depreciation of forward foreign exchange
contracts...............          428              67
-
Payable for investment securities purchased
 ....................................      385,090         203,784
37,725
Investment advisory fee payable
 ................................................       14,006
4,337             1,838
Administration fee payable
 .....................................................        1,644
1,644             1,644
Shareholder servicing fees payable
 .............................................           96
214                11
Distribution fees payable
 ......................................................
215              87               265
Transfer agent fee payable
 .....................................................        3,383
3,383             3,383
Custodian fees payable
 .........................................................
488             342               526
Registration and filing
fees....................................................
5,020           5,020             5,020
Due to
custodian.........................................................
 .......            -          61,678                 -
Accrued expenses and other
payables.............................................        2,531
1,691             1,345

-----------      ----------        ----------
                     Total Liabilities
 .........................................      412,901
282,247            51,757

-----------      ----------        ----------

NET
ASSETS............................................................
 ..........  $18,466,877      $5,040,158        $2,325,440

===========      ==========        ==========

Investments at cost
 ............................................................
$18,351,616      $4,931,806        $2,497,765

===========      ==========        ==========














                       See Notes to Financial Statements.

                          THE MUNDER FRAMLINGTON FUNDS
 STATEMENTS OF ASSETS AND LIABILITIES, PERIOD ENDED APRIL 30, 1997
(UNAUDITED)
                                    (CONTINUED)

==================================================================
==============================================================


----------------------------------------------

MUNDER           MUNDER

FRAMLINGTON      FRAMLINGTON       MUNDER

INTERNATIONAL    EMERGING          FRAMLINGTON

GROWTH           MARKETS           HEALTHCARE

FUND             FUND              FUND

----------------------------------------------
NET ASSETS CONSIST OF:
Undistributed net investment income/(accumulated net investment
loss)...........  $    64,399      $   16,449        $   (4,919)
Accumulated net realized gain/(loss) on investments sold, forward foreign exchange contracts and
   currency
transactions......................................................
 ..      (60,035)         65,345           (39,555)
Net unrealized appreciation/(depreciation) of investments, forward foreign exchange contracts, foreign currency and
   net other
assets............................................................
 .      112,138         226,932          (240,928)
Par
value.............................................................
 ..........       18,406           4,446             2,576
Paid-in capital in excess of par value
 .........................................   18,331,969
4,726,986         2,608,266

-----------      ----------        ----------

$18,466,877      $5,040,158        $2,325,440

===========      ==========        ==========

NET ASSETS:
Class A
Shares............................................................
 ......  $   935,768      $  367,347        $  236,626

===========      ==========        ==========
Class B
Shares............................................................
 ......  $    38,265      $   20,828        $  297,312

===========      ==========        ==========
Class C
Shares............................................................
 ......  $    23,561      $   17,818        $   24,048

===========      ==========        ==========
Class K
Shares............................................................
 ......  $   489,617      $1,531,585        $   72,336

===========      ==========        ==========
Class Y
Shares............................................................
 ......  $16,979,666      $3,102,580        $1,695,118

===========      ==========        ==========

SHARES OUTSTANDING:
Class A
Shares............................................................
 ......       93,284          32,408            26,207

===========      ==========        ==========
Class B
Shares............................................................
 ......        3,816           1,837            32,990

===========      ==========        ==========
Class C
Shares............................................................
 ......        2,350           1,573             2,669

===========      ==========        ==========
Class K
Shares............................................................
 ......       48,817         135,140             8,008

===========      ==========        ==========
Class Y
Shares............................................................
 ......    1,692,371         273,662           187,694

===========      ==========        ==========

CLASS A SHARES:
Net asset value and redemption price per
share..................................       $10.03
$11.34             $9.03

======          ======             =====
Maximum sales
charge............................................................
5.50%           5.50%             5.50%
Maximum offering price per
share................................................       $10.61
$12.00             $9.56

======          ======             =====

CLASS B SHARES:
Net asset value and offering price
   per
share*............................................................
 .......       $10.03          $11.34             $9.01

======          ======             =====

CLASS C SHARES:
Net asset value and offering price
   per
share*............................................................
 .......       $10.03          $11.33             $9.01

======          ======             =====

CLASS K SHARES:
Net asset value, offering price and
   redemption price per
share...................................................
$10.03          $11.33             $9.03

======          ======             =====

CLASS Y SHARES:
Net asset value, offering price and
   redemption price per
share...................................................
$10.03          $11.34             $9.03

======          ======             =====


-------------------
* Redemption price per share is equal to Net Asset Value less any applicable contingent deferred sales charge ("CDSC").

                       See Notes to Financial Statements.

                          THE MUNDER FRAMLINGTON FUNDS
       STATEMENTS OF OPERATIONS, PERIOD ENDED APRIL 30, 1997
(UNAUDITED)

==================================================================
==============================================================


----------------------------------------------

MUNDER           MUNDER

FRAMLINGTON      FRAMLINGTON       MUNDER

INTERNATIONAL    EMERGING          FRAMLINGTON

GROWTH           MARKETS           HEALTHCARE

FUND(a)          FUND(a)           FUND(a)

----------------------------------------------
INVESTMENT INCOME:
Interest..........................................................
 ..............  $ 27,882         $  8,367          $   3,232
Dividends (Net of foreign withholding taxes of $12,130, $386 and
  $27,
respectively).....................................................
 .......    80,675           21,872                772

--------         --------          ---------
                         Total investment
income................................   108,557           30,239
4,004

--------         --------          ---------

EXPENSES:
Distribution and shareholder servicing fees:
    Class A Shares
 .............................................................
331              103                 83
    Class B Shares
 .............................................................
35                7                371
    Class C Shares
 .............................................................
13               14                 47
Shareholder servicing fees:
    Class K Shares
 .............................................................
260              258                 11
Investment advisory fee
 ........................................................    33,492
10,835              6,460
Administration fee
 .............................................................
6,301            6,302              6,301
Transfer agent fee
 .............................................................
12,905           12,865             12,864
Custodian fees
 .................................................................
814              794              1,123
Legal and audit
fees............................................................
2,945            2,695              2,657
Trustees' fees and expenses
 ....................................................       141
29                 24
Amortization of organization costs
 .............................................       100
100                100
Registration and filing
fees....................................................    20,031
20,022             20,014
Shareholder reports
fees........................................................
1,261              937                865
Other.............................................................
 ..............     2,670            1,404                848

--------         --------          ---------
                       Total Expenses
 ..........................................    81,299
56,365             51,768
Expenses reimbursed by investment
advisor.......................................   (37,141)
(42,575)           (42,845)

--------         --------          ---------
                       Net
Expenses.............................................    44,158
13,790              8,923

--------         --------          ---------
NET INVESTMENT
INCOME/(LOSS)....................................................
64,399           16,449             (4,919)

--------         --------          ---------

NET REALIZED AND UNREALIZED GAIN/(LOSS)
  ON INVESTMENTS:
Net realized gain/(loss) from:
  Security
transactions......................................................
 ...   (10,716)          68,411            (41,083)
  Forward foreign exchange contracts
 ...........................................   (85,265)
(5,574)            (2,345)
  Foreign currency transactions
 ................................................    35,946
2,508              3,873
Net change in unrealized appreciation/(depreciation) of:

Securities........................................................
 ............   112,459          226,957           (240,925)
  Forward foreign exchange contracts
 ...........................................      (428)
(67)                 -
  Foreign currency and net other
assets.........................................       107
42                 (3)

--------         --------          ---------
Net realized and unrealized gain/(loss) on

investments.......................................................
 ............    52,103          292,277           (280,483)

--------         --------          ---------
NET INCREASE/(DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS
 .............................................  $116,502
$308,726          $(285,402)

========         ========          =========



------------------------------------------------------------------
--------------
(a)  The Munder Framlington International Growth Fund, The Munder
Framlington
     Emerging Markets Fund and The Munder Framlington Healthcare
Fund commenced
     operations on December 31, 1996.



                       See Notes to Financial Statements.

                          THE MUNDER FRAMLINGTON FUNDS
STATEMENTS OF CHANGES IN NET ASSETS, PERIOD ENDED APRIL 30,
1997(a) (UNAUDITED)


==================================================================
==============================================================


----------------------------------------------

MUNDER           MUNDER

FRAMLINGTON      FRAMLINGTON       MUNDER

INTERNATIONAL    EMERGING          FRAMLINGTON

GROWTH           MARKETS           HEALTHCARE

FUND             FUND              FUND

----------------------------------------------

Net investment
income/(loss)....................................................
$    64,399      $   16,449        $   (4,919)
Net realized gain/(loss) on investments sold, forward foreign exchange
  contracts and foreign currency transactions during
  the
period............................................................
 ........      (60,035)         65,345           (39,555)
Net change in unrealized appreciation/(depreciation) of
investments,
  forward foreign exchange contracts, foreign
  currency and net other assets during the
period...............................      112,138         226,932
(240,928)

-----------      ----------        ----------

Net increase/(decrease) in net assets resulting
   from
operations........................................................
 ......      116,502         308,726          (285,402)
Net increase in net assets from Fund share transactions:
     Class A
Shares............................................................
 .      935,015         356,712           274,273
     Class B
Shares............................................................
 .       37,513          20,860           333,403
     Class C
Shares............................................................
 .       23,057          17,420            28,607
     Class K
Shares............................................................
 .      483,389       1,488,552            75,000
     Class Y
Shares............................................................
 .   16,871,401       2,847,888         1,899,559

-----------      ----------        ----------
Net increase in net
assets......................................................
18,466,877       5,040,158         2,325,440
NET ASSETS:
Beginning of
period............................................................
 .            -               -                 -

-----------      ----------        ----------


End of
period............................................................
 .......  $18,466,877      $5,040,158        $2,325,440

===========      ==========        ==========

Undistributed net investment income/(accumulated net investment
loss)...........  $    64,399      $   16,449        $   (4,919)

===========      ==========        ==========



-------------------
(a)  The Munder Framlington International Growth Fund, The Munder
Framlington
     Emerging Markets Fund and The Munder Framlington Healthcare
Fund commenced
     operations on December 31, 1996.









                       See Notes to Financial Statements.

            The Munder Framlington Funds
                    Statements of Changes - Capital Stock
Activity, Period Ended April 30, 1997 (Unaudited)


                             Munder     Munder
                             FramlingtonFramlingtonMunder
                             InternationEmerging   Framlington
                             Growth     Markets    Healthcare
                             Fund (a)   Fund (b)   Fund (c)
  Amount
  Class A Shares:
  Sold......................  $960,015   $363,712   $278,752
  Issued as reinvestment of      -          -          -
  Redeemed..................   (25,000)    (7,000)    (4,479)

  Net increase..............  $935,015   $356,712   $274,273

  Class B Shares:
  Sold......................   $37,513    $30,950   $333,403
  Issued as reinvestment of      -          -          -
  Redeemed..................     -        (10,090)     -

  Net increase..............   $37,513    $20,860   $333,403

  Class C Shares:
  Sold......................   $23,057    $18,054    $28,607
  Issued as reinvestment of      -          -          -
  Redeemed..................     -           (634)     -

  Net increase..............   $23,057    $17,420    $28,607

  Class K Shares:
  Sold......................  $531,515  **********   $75,000
  Issued as reinvestment of      -          -          -
  Redeemed..................   (48,126)     -          -

  Net increase..............  $483,389  **********   $75,000

  Class Y Shares:
  Sold...................... ********** ********** **********
  Issued as reinvestment of      -          -          -
  Redeemed..................  (254,985)  (213,279)    (1,889)

  Net increase.............. ********** ********** **********

  (a) The Munder Framlington International Growth Fund Class A Shares, Class B Shares, Class C Shares, Class K Shares and
       Class Y Shares commenced operations on February 20, 1997, March 19, 1997, February 13, 1997, January 10, 1997,
       and December 31, 1996,  respectively.
  (b) The Munder Framlington Emerging Markets Fund Class A Shares, Class B Shares, Class C Shares, Class K Shares and
       Class Y Shares commenced operations on January 14, 1997, February 25, 1997, March 3, 1997, January 10, 1997,
       and December 31, 1996,  respectively.
  (c) The Munder Framlington Healthcare Fund Class A Shares, Class B Shares, Class C Shares, Class K Shares and Class Y Shares
       commenced operations on February 14, 1997, January 31, 1997, January 13, 1997, April 1, 1997 and December 31, 1996,
respectively.








                             See Notes to Financial Statements.
            The Munder Framlington Funds
                    Statements of Changes - Capital Stock
Activity, Period Ended April 30, 1997 (Unaudited)
                                           (Continued)


                             Munder     Munder
                             FramlingtonFramlingtonMunder
                             InternationEmerging   Framlington
                             Growth     Markets    Healthcare
                             Fund (a)   Fund (b)   Fund (c)
  Shares
  Class A Shares:
  Sold......................    95,824     33,039     26,691
  Issued as reinvestment of      -          -          -
  Redeemed..................    (2,540)      (631)      (484)

  Net increase..............    93,284     32,408     26,207

  Class B Shares:
  Sold......................     3,816      2,753     32,990
  Issued as reinvestment of      -          -          -
  Redeemed..................     -           (916)     -

  Net increase..............     3,816      1,837     32,990

  Class C Shares:
  Sold......................     2,350      1,586      2,669
  Issued as reinvestment of      -          -          -
  Redeemed..................     -            (13)     -

  Net increase..............     2,350      1,573      2,669

  Class K Shares:
  Sold......................    53,748    135,140      8,008
  Issued as reinvestment of      -          -          -
  Redeemed..................    (4,931)     -          -

  Net increase..............    48,817    135,140      8,008

  Class Y Shares:
  Sold...................... 1,718,096    292,790    187,885
  Issued as reinvestment of      -          -          -
  Redeemed..................   (25,725)   (19,128)      (191)

  Net increase.............. 1,692,371    273,662    187,694

  (a) The Munder Framlington International Growth Fund Class A Shares, Class B Shares, Class C Shares, Class K Shares and
       Class Y Shares commenced operations on February 20, 1997, March 19, 1997, February 13, 1997, January 10, 1997,
       and December 31, 1996,  respectively.
  (b) The Munder Framlington Emerging Markets Fund Class A Shares, Class B Shares, Class C Shares, Class K Shares and
       Class Y Shares commenced operations on January 14, 1997, February 25, 1997, March 3, 1997, January 10, 1997,
       and December 31, 1996,  respectively.
  (c) The Munder Framlington Healthcare Fund Class A Shares, Class B Shares, Class C Shares, Class K Shares and Class Y Shares
       commenced operations on February 14, 1997, January 31, 1997, January 13, 1997, April 1, 1997 and December 31, 1996,
respectively.







                             See Notes to Financial Statements.

                THE MUNDER FRAMLINGTON INTERNATIONAL GROWTH FUND
      FINANCIAL HIGHLIGHTS, FOR A SHARE OUTSTANDING THROUGHOUT THE
PERIOD

==================================================================
==============================================================


CLASS          CLASS          CLASS          CLASS

A SHARES       B SHARES       C SHARES       Y SHARES

-----------    -----------    -----------    -----------


PERIOD         PERIOD         PERIOD         PERIOD

ENDED          ENDED          ENDED          ENDED

04/30/97(a)    04/30/97(a)    04/30/97(a)    04/30/97(a)

(UNAUDITED)    (UNAUDITED)    (UNAUDITED)    (UNAUDITED)

--------------------------------------------------------

Net asset value, beginning of period..............................
$ 10.10        $  9.85        $ 10.03        $ 10.00

-------        -------        -------        -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.............................................
0.03           0.01           0.01           0.04
Net realized and unrealized gain/(loss) on investments............
(0.10)          0.17          (0.01)         (0.01)

-------        -------        -------        -------
Total from investment operations..................................
(0.07)          0.18           0.00           0.03

-------        -------        -------        -------
LESS DISTRIBUTIONS:
Dividends from net investment income..............................
-              -              -              -
Distributions from net realized gains.............................
-              -              -              -

-------        -------        -------        -------
Total distributions...............................................
-              -              -              -

-------        -------        -------        -------


-------        -------        -------        -------
Net asset value, end of period....................................
$ 10.03        $ 10.03        $ 10.03        $ 10.03

=======        =======        =======        =======
TOTAL RETURN (c)..................................................
(0.69)%         1.83%          0.00%          0.30%

=======        =======        =======        =======

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)..............................
$   936        $    38        $    24        $16,980
Ratio of operating expenses to average net assets.................
1.55%(b)       2.30%(b)       2.30%(b)       1.30%(b)
Ratio of net investment income to average net assets..............
1.69%(b)       0.94%(b)       0.94%(b)       1.94%(b)
Portfolio turnover rate...........................................
5%             5%             5%             5%
Ratio of operating expenses to average net assets
    without expenses reimbursed...................................
2.66%(b)       3.41%(b)       3.41%(b)       2.41%(b)
Average commission rate (d).......................................
$0.0292        $0.0292        $0.0292        $0.0292

-------------------
(a)    The Munder Framlington International Growth Fund Class A
Shares, Class B
       Shares, Class C Shares and Class Y Shares commenced operations on
       February 20, 1997, March 19, 1997, February 13, 1997 and
December 31,
       1996, respectively.
(b)    Annualized.
(c) Total return represents aggregate total return for the period indicated
       and does not reflect any applicable sales charges.
(d) Average commission rate paid per share of securities purchased and sold by the Fund.








                       See Notes to Financial Statements.

                THE MUNDER FRAMLINGTON INTERNATIONAL GROWTH FUND
      FINANCIAL HIGHLIGHTS, FOR A SHARE OUTSTANDING THROUGHOUT THE
PERIOD

==================================================================
==============


CLASS

K SHARES

-----------


PERIOD

ENDED

04/30/97(a)

(UNAUDITED)

-----------

Net asset value, beginning of period........................
$  9.87

-------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................
0.03
Net realized and unrealized gain on investments.............
0.13

-------
Total from investment operations............................
0.16

-------
LESS DISTRIBUTIONS:
Dividends from net investment income........................
-
Distributions from net realized gains.......................
-

-------
Total distributions.........................................
-

-------
Net asset value, end of period..............................
$ 10.03

=======
TOTAL RETURN (c)............................................
1.62%

=======

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)........................
$   490
Ratio of operating expenses to average net assets...........
1.55%(b)
Ratio of net investment income to average net assets........
1.69%(b)
Portfolio turnover rate.....................................
5%
Ratio of operating expenses to average net assets
    without expenses reimbursed.............................
2.66%(b)
Average commission rate (d).................................
$0.0292

-------------------
(a) The Munder Framlington International Growth Fund Class K
Shares commenced
    operations on January 10, 1997.
(b) Annualized.
(c) Total return represents aggregate total return for the period indicated.
(d) Average commission rate paid per share of securities purchased and sold by the Fund.









                       See Notes to Financial Statements.

                  THE MUNDER FRAMLINGTON EMERGING MARKETS FUND
      FINANCIAL HIGHLIGHTS, FOR A SHARE OUTSTANDING THROUGHOUT THE
PERIOD

==================================================================
================================================================


CLASS            CLASS            CLASS            CLASS

A SHARES         B SHARES         C SHARES          Y SHARES
                                                                 -
-------------   --------------   --------------   --------------


PERIOD           PERIOD           PERIOD           PERIOD

ENDED            ENDED            ENDED            ENDED

04/30/97(a)(e)   04/30/97(a)(e)   04/30/97(a)(e)   04/30/97(a)(e)

(UNAUDITED)      (UNAUDITED)      (UNAUDITED)      (UNAUDITED)
                                                                 -
----------------------------------------------------------------

Net asset value, beginning of period..........................   $
10.18          $ 11.13          $ 10.95          $ 10.00
                                                                 -
------          -------          -------          -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.........................................
0.04             0.01             0.01             0.06
Net realized and unrealized gain on investments...............
1.12             0.20             0.37             1.28
                                                                 -
------          -------          -------          -------
Total from investment operations..............................
1.16             0.21             0.38             1.34
                                                                 -
------          -------          -------          -------
LESS DISTRIBUTIONS:
Dividends from net investment income..........................
-                -                -                -
Distributions from net realized gains.........................
-                -                -                -
                                                                 -
------          -------          -------          -------
Total distributions...........................................
-                -                -                -
                                                                 -
------          -------          -------          -------
Net asset value, end of period................................   $
11.34          $ 11.34          $ 11.33          $ 11.34

=======          =======          =======          =======
TOTAL RETURN (c) .............................................
11.39%            1.89%            3.47%           13.40%

=======          =======          =======          =======

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)..........................   $
367          $    21          $    18          $ 3,103
Ratio of operating expenses to average net assets.............
1.80%(b)         2.55%(b)         2.55%(b)         1.55%(b)
Ratio of net investment income to average net assets..........
1.69%(b)         0.94%(b)         0.94%(b)         1.94%(b)
Portfolio turnover rate.......................................
19%              19%              19%              19%
Ratio of operating expenses to average net assets
    without expenses reimbursed...............................
6.71%(b)         7.46%(b)         7.46%(b)         6.46%(b)
Average commission rate (d)...................................
$0.0015          $0.0015          $0.0015          $0.0015

-------------------
(a) The Munder Framlington Emerging Markets Fund Class A Shares,
Class B
    Shares, Class C Shares and Class Y Shares commenced operations on January
    14, 1997, February 25, 1997, March 3, 1997 and December 31,
1996,
    respectively.
(b) Annualized.
(c) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(d) Average commission rate paid per share of securities purchased and sold by the Fund.
(e) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.



                       See Notes to Financial Statements.

                  THE MUNDER FRAMLINGTON EMERGING MARKETS FUND
      FINANCIAL HIGHLIGHTS, FOR A SHARE OUTSTANDING THROUGHOUT THE
PERIOD

==================================================================
==============


CLASS

K SHARES

--------------


PERIOD

ENDED

04/30/97(a)(e)

(UNAUDITED)

--------------

Net asset value, beginning of period........................
$ 10.06

-------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................
0.04
Net realized and unrealized gain on investments.............
1.23

-------
Total from investment operations............................
1.27

-------
LESS DISTRIBUTIONS:
Dividends from net investment income........................
-
Distributions from net realized gains.......................
-

-------
Total distributions.........................................
-

-------
Net asset value, end of period..............................
$ 11.33

=======
TOTAL RETURN (c) ...........................................
12.62%

=======

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)........................
$ 1,532
Ratio of operating expenses to average net assets...........
1.80%(b)
Ratio of net investment income to average net assets........
1.69%(b)
Portfolio turnover rate.....................................
19%
Ratio of operating expenses to average net assets
    without expenses reimbursed.............................
6.71%(b)
Average commission rate (d).................................
$0.0015

-------------------
(a) The Munder Framlington Emerging Markets Fund Class K Shares commenced operations on January 10, 1997.
(b) Annualized.
(c) Total return represents aggregate total return for the period indicated.
(d) Average commission rate paid per share of securities purchased and sold by the Fund.
(e) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.




                       See Notes to Financial Statements.

                     THE MUNDER FRAMLINGTON HEALTHCARE FUND
      FINANCIAL HIGHLIGHTS, FOR A SHARE OUTSTANDING THROUGHOUT THE
PERIOD

==================================================================
================================================================


CLASS            CLASS            CLASS            CLASS

A SHARES         B SHARES         C SHARES          Y SHARES
                                                                 -
-------------   --------------   --------------   --------------


PERIOD           PERIOD           PERIOD           PERIOD

ENDED            ENDED            ENDED            ENDED

04/30/97(a)(e)   04/30/97(a)(e)   04/30/97(a)(e)   04/30/97(a)(e)

(UNAUDITED)      (UNAUDITED)      (UNAUDITED)      (UNAUDITED)
                                                                 -
----------------------------------------------------------------

Net asset value, beginning of period..........................   $
11.30          $ 11.02          $ 10.40          $ 10.00
                                                                 -
------          -------          -------          -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss...........................................
(0.01)           (0.04)           (0.04)           (0.02)
Net realized and unrealized loss on investments...............
(2.26)           (1.97)           (1.35)           (0.95)
                                                                 -
------          -------          -------          -------
Total from investment operations..............................
(2.27)           (2.01)           (1.39)           (0.97)
                                                                 -
------          -------          -------          -------
LESS DISTRIBUTIONS:
Dividends from net investment income..........................
-                -                -                -
Distributions from net realized gains.........................
-                -                -                -
                                                                 -
------          -------          -------          -------
Total distributions...........................................
-                -                -                -
                                                                 -
------          -------          -------          -------
Net asset value, end of period................................   $
9.03          $  9.01          $  9.01          $  9.03

=======          =======          =======          =======
TOTAL RETURN (c) .............................................
(20.09)%         (18.24)%         (13.37)%          (9.70)%

=======          =======          =======          =======

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)..........................   $
237          $   297          $    24          $ 1,695
Ratio of operating expenses to average net assets.............
1.55%(b)         2.30%(b)         2.30%(b)         1.30%(b)
Ratio of net investment loss to average net assets............
(0.93)%(b)       (1.68)%(b)       (1.68)%(b)       (0.68)%(b)
Portfolio turnover rate.......................................
7%               7%               7%               7%
Ratio of operating expenses to average net assets
    without expenses reimbursed...............................
8.18%(b)         8.93%(b)         8.93%(b)         7.93%(b)
Average commission rate (d)...................................
$0.1291          $0.1291          $0.1291          $0.1291

-------------------
(a) The Munder Framlington Healthcare Fund Class A Shares, Class B
Shares,
    Class C Shares and Class Y Shares commenced operations on
February 14,
    1997, January 31, 1997, January 13, 1997 and December 31,
1996,
    respectively.
(b) Annualized.
(c) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(d) Average commission rate paid per share of securities purchased and sold by the Fund.
(e) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.












                       See Notes to Financial Statements.

                     THE MUNDER FRAMLINGTON HEALTHCARE FUND
      FINANCIAL HIGHLIGHTS, FOR A SHARE OUTSTANDING THROUGHOUT THE
PERIOD

==================================================================
==============


CLASS

K SHARES

--------------


PERIOD

ENDED

04/30/97(a)(e)

(UNAUDITED)

--------------

Net asset value, beginning of period........................
$  9.45

-------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss.........................................
(0.01)
Net realized and unrealized loss on investments.............
(0.41)

-------
Total from investment operations............................
(0.42)

-------
LESS DISTRIBUTIONS:
Dividends from net investment income........................
-
Distributions from net realized gains.......................
-

-------
Total distributions.........................................
-

-------
Net asset value, end of period..............................
$  9.03

=======
TOTAL RETURN (c)............................................
(4.44%)

=======

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)........................
$    72
Ratio of operating expenses to average net assets...........
1.55%(b)
Ratio of net investment loss to average net assets..........
(0.93)%(b)
Portfolio turnover rate.....................................
7%
Ratio of operating expenses to average net assets
    without expenses reimbursed.............................
8.18%(b)
Average commission rate (d).................................
$0.1291

-------------------
(a) The Munder Framlington Healthcare Fund Class K shares commenced operations on April 1, 1997.
(b) Annualized.
(c) Total return represents aggregate total return for the period indicated.
(d) Average commission rate paid per share of securities purchased and sold by the Fund.
(e) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.




                       See Notes to Financial Statements.

THE MUNDER FRAMLINGTON FUNDS
NOTES TO FINANCIAL STATEMENTS, APRIL 30, 1997 (UNAUDITED)

1.       ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

         The Munder Framlington Funds Trust ("the Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as an open-end investment company, which was organized as a Massachusetts business trust on
October 30, 1996. Currently the Trust offers three investment portfolios, Munder
Framlington International Growth Fund, Munder Framlington Emerging Markets Fund and Munder Framlington Healthcare Fund (each a "Fund", collectively, the
"Funds").

         The Funds offer five classes of shares -- Class A, Class
B, Class C,
Class K and Class Y Shares. Each class of shares has identical rights and privileges, except with respect to the effect of the respective sales charges to each class, the distribution fees borne by each class, expenses allocable exclusively to each class, voting rights on matters affecting a single class and the exchange privileges of each class. Each Fund is classified as a diversified management investment company under the 1940 Act.

         The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

         Security Valuation: Securities (including financial futures, if any) traded on a recognized stock exchange or on the NASDAQ National Market System
("NASDAQ") are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market as of the close of business on the date of the valuation.
Securities traded on a national securities exchange or on NASDAQ for which there were no sales on the date of valuation and securities traded on over-the-counter markets, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available, including restricted securities are valued at fair value by the
Funds' investment advisor, under the supervision of the Board of Trustees.
Portfolio securities primarily traded on the London Stock Exchange are generally valued at the mid-price between the current bid and asked prices. Portfolio securities that are primarily traded on foreign securities exchanges, other than the London Stock Exchange, are generally valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities will be determined through the consideration of other factors by or under the direction of the
Board of Trustees. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Under this method, such securities are valued initially at cost on the date of purchase (or the 61st day before maturity).

         Forward Foreign Currency Exchange Contracts: Each Fund may engage in forward foreign currency exchange contracts in an effort to reduce the level of volatility caused by changes in foreign currency exchange rates. The Fund may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage a Fund's currency exposure. Forward foreign currency contracts are valued at the exchange rate and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealizcd gain or loss.
When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

         The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the
Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

         Foreign Currency: The books and records of the Funds are maintained in
United States ("U.S.") dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses, not relating to securities, which result from changes in foreign currency exchange rates have been included in the unrealized appreciation/(depreciation) of foreign currency and net other assets. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment security transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received.
The portion

THE MUNDER FRAMLINGTON FUNDS
NOTES TO FINANCIAL STATEMENTS, APRIL 30, 1997 (UNAUDITED)
                           (CONTINUED)

of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

         Repurchase Agreements: Each Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period.
This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However.
there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period while the Fund seeks to assert its rights. The
Fund's investment advisor, acting under the supervision of the Board of
Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which a Fund enters into repurchase agreements to evaluate potential risks.

         Security Transactions and Investment Income: Security transactions are recorded on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date.
General expenses of the Funds are allocated to each Fund based upon relative net assets of each Fund. Operating expenses of each Fund directly attributable to a class of shares are charged to that class' operations. Expenses of each Fund not directly attributable to the operations of any class of shares are pro rated among the classes based on the relative average net assets of each class.

         Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid at least annually by the Funds. Each
Fund's net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

         Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by a Fund, timing differences and differing characterization of distributions made by a
Fund as a whole.

         Federal Income Taxes: Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders.
Therefore, no Federal income or excise tax provision is required.

2.       INVESTMENT ADVISOR, ADMINISTRATOR, CUSTODIAN, TRANSFER
AGENT AND OTHER
         RELATED PARTY TRANSACTIONS

         Munder Capital Management (the "Advisor"), an independent investment management firm, serves as each Fund's investment advisor. For its advisory services, the Advisor is entitled to receive from each Fund a fee, computed daily and payable monthly, based on the average daily net assets of the respective Fund, at the following annual rates:



FEES ON ASSETS          FEES ON ASSETS

UP TO                 EXCEEDING

$250 MILLION            $250 MILLION
                                                                --
------------          --------------
Munder Framlington International Growth Fund and
Munder Framlington Healthcare Fund ........................
1.00%                  0.750%


FEES ON AVERAGE

DAILY NET ASSETS
                                                               ---
-------------
Munder Framlington Emerging Markets Fund...................
1.25%

         The advisor reimbursed certain fees payable by the Funds, for the period ended April 30, 1997, as reflected in the statement of operations.

THE MUNDER FRAMLINGTON FUNDS
NOTES TO FINANCIAL STATEMENTS, APRIL 30, 1997 (UNAUDITED)
                           (CONTINUED)

         Pursuant to a sub-advisory agreement with the Advisor, Framlington
Overseas Investment Management Limited (the "Sub-Advisor") provides sub-advisory services to the Funds and is responsible for the management of each Fund's portfolio, including all decisions regarding purchases and sales of portfolio securities by the Funds. For its services with regard to the
International Growth Fund and the Healthcare Fund, the Advisor pays the
Sub-Advisor a monthly fee equal on an annual basis of up to 0.50% of each Fund's average daily net assets up to $250 million, reduced to 0.375% of each Fund's average daily net assets in excess of $250 million. For its services with regard to the Emerging Markets Fund, the Advisor pays the Sub-Advisor a monthly fee equal on an annual basis of up to 0.625% of the Fund's average daily net assets.

         First Data Investor Services Group, Inc. ("First Data")
(the
"Administrator"), serves as the Funds' administrator and assists in all aspects of their administration and operations. First Data also serves as the Funds' transfer agent and dividend disbursing agent ("Transfer Agent").

         As compensation for its services, the Administrator is entitled to receive fees, computed daily and payable monthly, at the rate of 0.10% of average daily net assets with a $60,000 minimum fee per annum in the aggregate for the Funds. The Transfer Agent is entitled to receive fees based on the aggregate average daily net assets of the Funds at the rate of 0.02% of the first $2.8 billion of net assets, plus 0.015% of the next $2.2 billion of net assets, plus 0.01% of all net assets in excess of $5 billion with a $120,000 minimum fee per annum in the aggregate for the Funds with respect to the
Transfer Agent. The Administrator and Transfer Agent are also entitled to reimbursement for out-of pocket expenses. The Administrator has entered into a
Sub-Administration Agreement with Funds Distributor, Inc. ("FDI" or the
"Distributor") under which FDI provides certain administrative services with respect to the Funds. The Administrator pays FDI a fee for these services out of its own resources at no additional cost to the Funds.

         Comerica Bank ("Comerica") provides custodial services to the Funds. As compensation for its services, Comerica is entitled to receive fees, based on the aggregate average daily net assets of the Funds and certain other investment portfolios advised by the Advisor, for which Comerica provides services, computed daily and payable monthly at an annual rate of 0.03% of the first $100 million of average daily net assets, plus 0.02% of the next $500 million of net assets and 0.01% of net assets in excess of $600 million. Comerica also receives certain transaction based fees. Comerica earned $2,731 for its services to the
Funds for the period ended April 30, 1997. Morgan Stanley Trust
Company ("Morgan
Stanley") serves as the custodian of foreign securities for the Funds.

         Each Trustee is paid an aggregate fee consisting of a $20,000 annual retainer for services in such capacity plus $1,500 for each meeting attended per year, plus out-of-pocket expenses incurred as a Board member, for services provided as a Board member of the Trust. Munder Funds, Inc., Munder Funds Trust and St. Clair Funds, Inc. The Trustees are also reimbursed for any expenses incurred by them in connection with their duties as Trustees. No officer, director or employee of the Advisor, Comerica, Morgan Stanley, FDI or First Data currently receives any compensation from the Trust.

3.       SHAREHOLDER DISTRIBUTION AND SERVICE PLANS

         FDI serves as the distributor of the Fund's shares. For the period ended April 30, 1997, the Distributor received $1,659, representing commissions
(sales charges) on sales of Class A Shares of the Funds. For the period ended
April 30, 1997, the Distributor did not receive any contingent deferred sales charges from Class B and Class C Shares of the Funds.

         The Funds have adopted Shareholder Servicing Plans and
Distribution and
Service Plans (collectively, the "Plans") pursuant to Rule 12b-1, adopted by the
Securities and Exchange Commission under the 1940 Act, with respect to the Class
A, Class B and Class C Shares. Under the Plans, the Distributor uses the service fees primarily to pay ongoing trail commissions to securities dealers and other financial institutions and organizations (collectively, the "Service
Organizations") who provide shareholder services for the Funds.
The Class B and
Class C Plans also permit payments to be made by the Funds to the Distributor for expenditures incurred by the Distributor in connection with the distribution of Fund shares to investors and the provision of certain shareholder services
(which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution related services for the Funds). The Funds have also adopted Shareholder Servicing Plans
(the "Class K Plans") for the Class K Shares of each Fund. Under the Class K
Plans. the Funds are permitted to enter into agreements with institutions that provide shareholder services to their customers. For the period ended April 30,
1997, the contractual rates, as a percentage of average daily net assets, under the Plans and Class K Plans are as follows:

THE MUNDER FRAMLINGTON FUNDS
NOTES TO FINANCIAL STATEMENTS, APRIL 30, 1997 (UNAUDITED)
                           (CONTINUED)
                                                     CLASS A
CLASS B       CLASS C          CLASS K
                                                     SHARES
SHARES        SHARES           SHARES
                                                   12b-1 FEES
12b-1 FEES    12b-1 FEES      SERVICE FEES
                                                   ----------
----------    ----------      ------------



Each Fund ..................................          0.25%
1.00%          1.00%           0.25%

4.       SECURITIES TRANSACTIONS

         For the period ended April 30, 1997, purchases and sales of securities other than short-term investments and U.S. Government securities were as follows:


COST OF PURCHASES          PROCEEDS FROM SALES

-----------------          -------------------
Munder Framlington International Growth Fund
 ......................          $17,069,938
$469,247
Munder Framlington Emerging Markets Fund .........................
4,423,679                    419,461
Munder Framlington Healthcare Fund ...............................
2,530,243                    114,198

         At April 30, 1997, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value for Federal income tax purposes was as follows:


TAX BASIS                 TAX BASIS

UNREALIZED                 UNREALIZED

APPRECIATION               DEPRECIATION

------------               ------------
Munder Framlington International Growth Fund
 ......................             $682,450
$569,991
Munder Framlington Emerging Markets Fund
 ..........................              367,092
140,135
Munder Framlington Healthcare Fund
 ................................               96,702
337,627

5.       INDUSTRY CONCENTRATION

         The Munder Framlington Healthcare Fund intends to invest at least 65% of its total net assets in securities of companies in healthcare industries.
These industries are characterized by rapidly changing technology, and extensive government regulation.

         Each of the Munder Framlington International Growth Fund and Munder
Framlington Emerging Markets Fund intend to invest at least 65% of their total net assets in foreign securities. Investing in securities of foreign companies involves special risks and considerations not typically associated with investing in U.S. companies. These risks include revaluation of currency and adverse political and economic developments. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of securities of U.S. companies.

6.       ORGANIZATIONAL COSTS

         Expenses incurred in connection with the organization of the Funds, including the fees and expenses of registering and qualifying its shares for distribution under Federal securities regulations, are being amortized on a straight-line basis over a period of 5 years from commencement of operations.




                                               PART C. OTHER INFORMATION

 Item 24..........Financial Statements and Exhibits.
         .........---------------------------------

         (a)      Financial Statements

                  Included in Part A:

                  Unaudited Financial Highlights for Class A, B, C, K and Y Shares of the Framlington International Growth Fund, Framlington Emerging Markets Fund and Framlington Healthcare Fund for the period from commencement of operations to April 30, 1997 are filed herein.

                  Included in Part B:

               1) The following unaudited Financial Statements for Class A, B, C, K and Y Shares of the Framlington International Growth Fund, Framlington Emerging Markets Fund and Framlington Healthcare Fund for the period from commencement of operations to April 30, 1997 are filed herein.

                           Portfolios of Investments
                           Statements of Assets and Liabilities
                           Statements of Operations
                           Statements of Changes in Net Assets
                           Statements of Changes--Capital Stock Activity Financial Highlights for a Share Outstanding Throughout the Period
                           Notes to Financial Statements

     2) Audited Statements of Assets and Liabilities are incorporated  herein by
reference  to  Pre-Effective  Amendment  No.  1  to  Registrant's   Registration
Statement on Form N-1A filed with the Commission on December 19, 1996.

     3) Report of Independent Certified Public Accountants is incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed with the Commission on December 19, 1996.

         (b)      Exhibits:

         (1) Declaration of Trust is incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed with the Commission on December 19, 1996.

     (2) By-Laws are incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed with the Commission on December 19, 1996.

                  (3)               Not Applicable

                  (4)               Not Applicable


         (5) (a) Form of Investment Advisory Agreement is incorporated herein by
reference  to  Pre-Effective  Amendment  No.  1  to  Registrant's   Registration
Statement on Form N-1A filed with the Commission on December 19, 1996.

     (b) Form of Sub-Advisory Agreement is incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed with the Commission on December 19, 1996.

     (6) (a) Form of Distribution Agreement is incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed with the Commission on December 19, 1996.

                  (7)               Not Applicable

         (8) (a) Form of Custody Agreement is incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed with the Commission on December 19, 1996.

     (b) Form of Amendment to Custody Agreement is filed herein.

     (c) Form of Subcustodian Agreement is incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed with the Commission on December 19, 1996.

     (9) (a) Form of Transfer Agency and Registrar Agreement is incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed with the Commission on December 19, 1996.

     (b) Form of Administration Agreement is incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed with the Commission on December 19, 1996.

     (10) Opinion and Consent of Counsel is incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed with the Commission on December 19, 1996.

     (11) (a) Consent of Independent Public Accountants is filed herein.

                           (b)      Powers of Attorney are filed herein.

     (c) Certified Resolution of Board authorizing signature on behalf of Registrant pursuant to power of attorney is filed herein.

                  (12)              Not Applicable

          (13) Purchase Agreement is incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed with the Commission on December 19, 1996.

                  (14)              Not Applicable

                                    (15) (a) Service and  Distribution  Plan for
                                    The Munder  Framlington Funds Trust Class A,
                                    B and C Shares is incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed with the Commission on December 19, 1996.

     (b) Service Plan for The Munder Framlington Funds Trust Class K Shares is incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed with the Commission on December 19, 1996.

     (16) Schedule for Computation of Performance Quotations is incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed with the Commission on December 19, 1996.

     (17) Financial Data Schedules relating to the Framlington Emerging Markets Fund, Framlington International Growth Fund and Framlington Healthcare Fund are filed herein.

     (18) Form of Amended and Restated Multi-Class Plan is filed herein.

Item 25. Persons Controlled by or Under Common Control with Registrant.
                  --------------------------------------------------

                  Not Applicable.


 Item 26.         Number of Holders of Securities.
                  -------------------------------

                      As of June 3, 1997, the number of shareholders of record of each Class of shares of each Series of the Registrant was as follows:

                                                     Class A       Class B      Class C   Class K    Class Y
                                                     ---------------------------------------------------------------

Framlington International Growth Fund                   17              1          4         1           19
Framlington Emerging Markets Fund              15              5          6          2          26
Framlington Healthcare Fund                             27             66          4         1           31




Item 27. Indemnification
                  ---------------

              Section 4.3 of the Fund's Declaration of Trust provides that Trustees and Officers shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred with any claim, action, suit or proceeding in which they become involved by virtue of being or having been a Trustee or Officer. However, no indemnification may be provided: (i) against any liability to the Trust, a Series thereof or the Shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of a Trustee or Officer; (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or a Series thereof; (iii) in the event of a settlement or other disposition not involving a final adjudication as provided above resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office: (A) by the court or other body approving the settlement or other disposition; or (B) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the Non-interested Trustees acting on the matter (provided that a majority of the Non-interested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

         Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this
Section 4.3 may be advanced by the Trust or a Series thereof prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that a Trustee or Officer is not entitled to indemnification under this Section 4.3, provided that either: (i) such undertaking is secured by surety bond or some other appropriate security provided by the recipient, or the Trust or Series thereof shall be insured against losses arising out of any such advances; or (ii) a majority of the Non-interested Trustees acting on the matter (provided that a majority of the Non-interested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, Officers and controlling persons of the Registrant by the Registrant pursuant to the Trust's Declaration of Trust, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such Trustees, officers or controlling persons in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.


   Item 28.Business and Other Connections of Investment Advisor and Sub-Advisor.
           -------------------------------------------------------------------

                                           Munder Capital Management
                                           -------------------------

                                                   Position
Name                                               with Advisor
----                                               ------------

Old MCM, Inc.                                      Partner

Munder Group LLC                                   Partner

WAM Holdings, Inc.                                 Partner

Woodbridge Capital Management, Inc.                Partner

Lee P. Munder                                      President and Chief
                                                   Executive Officer

Leonard J. Barr, II                                Senior Vice President and
                                                   Director of Research

Ann J. Conrad                                      Vice President and Director
                                                   of Special Equity Products

Clark Durant                                       Vice President and Co-
                                                   Director of The Private
                                                   Management Group

Terry H. Gardner                                   Vice President and Chief
                                                   Financial Officer

Elyse G. Essick                                    Vice President and Director
                                                   of Client Services

Otto G. Hinzmann                                   Vice President and Director
                                                   of Equity Portfolio
                                                   Management

Sharon E. Fayolle                                  Vice President and Director
                                                   of Money Market Trading

Anne K. Kennedy                                    Vice President and Director
                                                   of Corporate Bond Trading

Richard R. Mullaney                                Vice President and Director
                                                   of The Private Management
                                                   Group

Peter G. Root                                      Vice President and Director
                                                   of GovernmentSecurities
                                                   Trading

Lisa A. Rosen                                      General Counsel and Director
                                                   of Mutual Fund Operations

Ann F. Putallaz                                    Vice President and Director
                                                   of Fiduciary Services

James C. Robinson                                  Executive Vice President and
                                                   Chief Investment Officer/
                                                   Fixed Income

Gerald L. Seizert                                  Executive Vice President
                                                   and Chief Investment Officer/
                                                   Equity

Paul D. Tobias                                     Executive Vice President and
                                                   Chief Operating Officer


For further information relating to the Investment Advisor's officers, reference is made to Form ADV filed under the Investment Advisers Act of 1940 by Munder Capital Management, SEC File No. 801-32415.



                            Framlington Overseas Investment Management Limited

                                                       Position
                 Name                               with Sub-Advisor

           Warren J. Colman                             Director

           Gary C. Fitzgerald                           Director

           Jean-Luc Schilling                           Director

           Michael A. Vogel                             Director

           Robert Jenkins                               Portfolio Manager

For more information relating to the Sub-Advisor's officers, reference is made to Form ADV filed under the Investment Advisers Act of 1940 by Framlington Overseas Investment Management Limited, SEC File No. 801-42074.

    Item 29.      Principal Underwriters.
                  ----------------------

     (a) Funds Distributor, Inc. ("FDI"), located at 60 State Street, Boston, Massachusetts 02109, is the principal underwriter of the Funds. FDI is an indirectly wholly-owned subsidiary of Boston Institutional Group, Inc. a holding company, all of whose outstanding shares are owned by key employees. FDI is a broker dealer registered under the Securities Exchange Act of 1934, as amended. FDI acts as principal underwriter of the following investment companies other than the Registrant:

 Harris Insight Funds Trust                  The Skyline Funds
 The Munder Funds Trust                      Fremont Mutual Funds, Inc.
 St. Clair Funds, Inc.                       RCM Capital Funds, Inc.
 The Munder Funds, Inc.                      Monetta Fund, Inc.
 BJB Investment Funds                        Monetta Trust
 The PanAgora Institutional Funds            Burridge Funds
 RCM Equity Funds, Inc.                      The JPM Series Trust
 Waterhouse Investors Cash                   The JPM Series Trust II
 Management Fund, Inc.                       HT Insight Funds, Inc.
 LKCM Fund                                     d/b/a Harris Insight Funds
 The JPM Pierpont Funds                      The Brinson Funds
 The JPM Institutional Funds                 WEBS Index Fund, Inc.

     (b) The following is a list of the executive officers, directors and partners of Funds Distributor, Inc.

 Director, President and Chief Executive Officer      - Marie E. Connolly
 Executive Vice President                             - Richard W. Ingram
 Executive Vice President                             - Donald R. Robertson
 Senior Vice President, General Counsel,              - John E. Pelletier
 Secretary and Clerk
 Senior Vice President                                - Michael S. Petrucelli
 Director, Senior Vice President, Treasurer and       - Joseph F. Tower, III
 Chief Financial Officer
 Senior Vice President                                - Paula R. David
 Senior Vice President                                - Bernard A. Whalen
 Director                                             - William J. Nutt

         (c)      Not Applicable


Item 30. Location of Accounts and Records.
                  --------------------------------

                      The account books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of:

         (1) Munder Capital Management, 480 Pierce Street or 255 East Brown Street, Birmingham, Michigan 48009 (records relating to its function as investment adviser)

     (2) Framlington Overseas Investment Management Limited, 155 Bishopsgate, London, EC2M 3XJ (records relating to its function as sub-adviser)

     (3) First Data Investor Services Group, Inc., 53 State Street, Exchange Place, Boston, Massachusetts or 4400 Computer Drive, Westborough, Massachusetts 01581 (records relating to its functions as Administrator and Transfer Agent)

     (4) Funds Distributor, Inc., 60 State Street, Boston, Massachusetts 02109 (records relating to its function as distributor)

     (5) Comerica Bank, One Detroit Center, 500 Woodward Avenue, Detroit, Michigan 48226 (records relating to its function as custodian)


Item 31. Management Services.
                  -------------------

                  Not Applicable

Item 32. Undertakings.
                  ------------

         (a)      Not applicable

         (b)      Not Applicable.

         (c) Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                  (d) Registrant undertakes to call a meeting of Shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees when requested to do so by the holders of at least 10% of the Registrant's outstanding Shares of beneficial interest and in connection with such meeting to comply with the shareholders communications provisions of
                  Section 16(c) of the Investment Company Act of 1940.



                                                       SIGNATURES

             Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 1 to the Registration Statement meets the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 1 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on this 27th day of June, 1997.

                                          The Munder Framlington Funds Trust

                                          By:             *
                                                    Lee P. Munder



* By:
                  /s/ Julie A. Tedesco
                  Julie A. Tedesco
                  as Attorney-in-Fact


         Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:


         Signatures                      Title                    Date



   *                                 President and Chief        June 27, 1997
------------------------------
Lee P. Munder                        Executive Officer

   *                                 Trustee                    June 27, 1997
------------------------------
Charles W. Elliott

   *                                  Trustee                   June 27, 1997
------------------------------
Joseph E. Champagne

   *                                  Trustee                   June 27, 1997
------------------------------
Arthur DeRoy Rodecker

   *                                  Trustee                   June 27, 1997
------------------------------
Jack L. Otto

   *                                  Trustee                   June 27, 1997
------------------------------
Thomas B. Bender

   *                                  Trustee                   June 27, 1997
------------------------------
Thomas D. Eckert

   *                                  Trustee                   June 27, 1997
------------------------------
John Rakolta, Jr.

   *                                  Trustee                   June 27, 1997
------------------------------
David J. Brophy

   *                                  Vice President             June 27, 1997
------------------------------
Terry H. Gardner                      Treasurer and Chief
                                      Financial Officer




* By:
                  /s/ Julie A. Tedesco
                  Julie A. Tedesco
                  as Attorney-in-Fact

* The Powers of Attorney are filed herein.







                                                     EXHIBIT INDEX


         Exhibit                    Description

         8(b)                       Form of Amendment to the Custody Agreement

         11(a)                      Consent of Independent Public Accountants

         11(b)                      Powers of Attorney

 11(c)                      Certified Resolution relating to Power of Attorney

         17                         Financial Data Schedules

       18                         Form of Amended and Restated Multi-Class Plan